SEC. File Nos.  333-135770
811-21928

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 6
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 9

SHORT-TERM BOND FUND OF AMERICA, INC.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200

KIMBERLY S. VERDICK, Secretary
Short-Term Bond Fund of America, Inc.
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 2009, pursuant to paragraph (b) of rule 485.

..


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

Short-Term Bond
Fund of America/SM/

CLASS    TICKER   F-1....  ASBFX    529-C..  CCAMX
A......  ASBAX    F-2....  SBFFX    529-E..  CEAMX
B......  AMSBX    529-A..  CAAFX    529-F-1  CFAMX
C......  ASBCX    529-B..  CBAMX

 PROSPECTUS

 November 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 7   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Shareholder information
16   Choosing a share class
20   Purchase, exchange and sale of shares
25   Sales charges
28   Sales charge reductions and waivers
31   Rollovers from retirement plans to IRAs
31   Plans of distribution
32   Other compensation to dealers
33   How to sell shares
35   Distributions and taxes
36   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Investment objective

The fund's investment objective is to provide you with current income, consistent with its maturity and quality standards described in this prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 53 of the fund's statement of additional information.

<SHAREHOLDER FEES
 (fees paid directly from your
 investment)
----------------------------------------------------SHARE CLASSES--------------

                                         -----------------------------F-1, F-2-
                                         A AND  B AND  C AND            AND
                                         529-A  529-B  529-C  529-E   529-F-1

-------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on  2.50%  none   none   none      none
 purchases (as a percentage of offering
 price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load)    none   5.00%  1.00%  none      none
 (as a percentage of the amount
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on  none   none   none   none      none
 reinvested dividends
-------------------------------------------------------------------------------
 Redemption or exchange fees             none   none   none   none      none
-------------------------------------------------------------------------------
 Maximum annual account fee               $10    $10    $10    $10      $10
 (529 share classes only)

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
--------------------------------------------------SHARE CLASSES----------------

                                     --A-------B-------C------F-1-------F-2----

-------------------------------------------------------------------------------

 Management fees                     0.31%   0.31%   0.31%   0.31%     0.31%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25    1.00    1.00    0.25      none
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.10    0.11    0.16    0.16      0.10
-------------------------------------------------------------------------------
 Total annual fund operating         0.66    1.42    1.47    0.72      0.41
 expenses
                                     529-A   529-B   529-C   529-E    529-F-1
-------------------------------------------------------------------------------
 Management fees                     0.31%   0.31%   0.31%   0.31%     0.31%
-------------------------------------------------------------------------------
 Distribution and/or service         0.25    1.00    1.00    0.50      0.00
 (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses                      0.23    0.23    0.23    0.23      0.23
-------------------------------------------------------------------------------
 Total annual fund operating         0.79    1.54    1.54    1.04      0.54
 expenses

                                       1

Short-Term Bond Fund of America / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 A                                $316    $456    $  609     $1,052
---------------------------------------------------------------------
 B                                 645     849       976      1,495
---------------------------------------------------------------------
 C                                 250     465       803      1,757
---------------------------------------------------------------------
 F-1                                74     230       401        894
---------------------------------------------------------------------
 F-2                                42     132       230        518
---------------------------------------------------------------------
 529-A                             349     535       736      1,308
---------------------------------------------------------------------
 529-B                             676     925     1,097      1,734
---------------------------------------------------------------------
 529-C                             276     525       897      1,934
---------------------------------------------------------------------
 529-E                             126     370       632      1,374
---------------------------------------------------------------------
 529-F-1                            75     213       361        783

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                $145    $449     $776      $1,495
---------------------------------------------------------------------
 C                                 150     465      803       1,757
---------------------------------------------------------------------
 529-B                             176     525      897       1,734
---------------------------------------------------------------------
 529-C                             176     525      897       1,934
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 60%
of the average value of its portfolio.

                                       2

                                   Short-Term Bond Fund of America / Prospectus

Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                                       3

Short-Term Bond Fund of America / Prospectus


instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

                                   Short-Term Bond Fund of America / Prospectus

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2007   4.96%
2008   1.16

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    1.77%  (quarter ended September 30, 2007)
LOWEST                    -0.24%  (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2009, was 3.40%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                           INCEPTION DATE      1 YEAR    LIFETIME
-------------------------------------------------------------------------------

 A - Before taxes                         10/2/06          -1.40%      2.02%
 - After taxes on distributions                            -2.48       0.63
 - After taxes on distributions and sale of fund shares    -0.91       0.92

 SHARE CLASS (before taxes)     INCEPTION DATE  1 YEAR   LIFETIME
------------------------------------------------------------------

 B                                 11/6/06      -4.49%    0.58%
------------------------------------------------------------------
 C                                 11/6/06      -0.62     2.31
------------------------------------------------------------------
 F-1                               11/1/06       1.10     2.97
------------------------------------------------------------------
 529-A                             11/3/06      -1.50     1.79
------------------------------------------------------------------
 529-B                             11/2/06      -4.63     0.34
------------------------------------------------------------------
 529-C                             11/3/06      -0.71     2.22
------------------------------------------------------------------
 529-E                             12/1/06       0.79     2.56
------------------------------------------------------------------
 529-F-1                          11/16/06       1.29     3.25

 INDEXES/1/ (before taxes)                             1 YEAR     LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Yrs ex.    5.39%        5.91%
BBB Index
 Lipper Short Investment Grade Debt Funds Average      -5.77        -0.70
 Class A annualized 30-day yield at August 31, 2009: 1.22%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 10 of this prospectus for more information on the indexes listed above.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

Short-Term Bond Fund of America / Prospectus


After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k)
plan, individual retirement account (IRA) or 529 college savings plan.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 DAVID A. HOAG                   3 years         Senior Vice President - Fixed
 President                                       Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD               3 years         Senior Vice President - Fixed
 Senior Vice President                           Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------

                                       6

                                   Short-Term Bond Fund of America / Prospectus

Purchase and sale of fund shares

 PURCHASE MINIMUMS (for all share classes)
------------------------------------------------------------------------------

 TO ESTABLISH AN ACCOUNT (including retirement plan and 529 accounts)   $250
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
 TO ADD TO AN ACCOUNT                                                     50
 For a payroll deduction retirement plan account, payroll deduction       25
 savings plan account or employer-sponsored 529 account
------------------------------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser or by writing to American Funds Service Company at P.O. Box 6007, Indianapolis, IN
46206-6007; telephoning (800/421-0180); faxing (317/735-6636) American Funds
Service Company; or accessing our website (americanfunds.com).

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

Short-Term Bond Fund of America / Prospectus


Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its maturity and quality standards described in this prospectus and preservation of capital. The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of
AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. As of the end of the fund's last fiscal period, August 31, 2009, the dollar-weighted average maturity of the fund's portfolio was 2.01 years.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       8

                                   Short-Term Bond Fund of America / Prospectus

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. From time to time the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.
Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

Short-Term Bond Fund of America / Prospectus


Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                             INCEPTION DATE      1 YEAR   LIFETIME
-------------------------------------------------------------------------------

 A - Before taxes                            10/2/06         1.16%     3.19%
 - After taxes on distributions                              0.05      1.79
 - After taxes on distributions and sale of fund shares      0.75      1.91

 SHARE CLASS (before taxes)     INCEPTION DATE  1 YEAR   LIFETIME
------------------------------------------------------------------

 B                                 11/6/06      0.41%     2.38%
------------------------------------------------------------------
 C                                 11/6/06      0.36      2.31
------------------------------------------------------------------
 F-1                               11/1/06      1.10      2.97
------------------------------------------------------------------
 529-A                             11/3/06      1.03      2.99
------------------------------------------------------------------
 529-B                             11/2/06      0.27      2.13
------------------------------------------------------------------
 529-C                             11/3/06      0.27      2.22
------------------------------------------------------------------
 529-E                             12/1/06      0.79      2.56
------------------------------------------------------------------
 529-F-1                          11/16/06      1.29      3.25

 INDEXES/1/ (before taxes)                          1 YEAR       LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Yrs     5.39%          5.91%
ex. BBB Index
 Lipper Short Investment Grade Debt Funds           -5.77          -0.70
Average
 Consumer Price Index                                0.09           1.59
 Class A distribution rate at December 31, 2008: 3.21%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
 Consumer Price Index provides a comparison of the fund's results to inflation.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

3 Reflects a fee waiver (3.17% without the waiver) as described in the financial highlights table and statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly Lehman
Brothers U.S. Government/Credit 1-3 Years ex. BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S.
government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Short

                                       10

                                   Short-Term Bond Fund of America / Prospectus

Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of sales charges or taxes.
Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S.
Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

Short-Term Bond Fund of America / Prospectus


Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, appears in the
Annual Fund Operating Expenses table under "Fees and expenses of the fund." See the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended February 28,
2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009, to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

                                   Short-Term Bond Fund of America / Prospectus

In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

Short-Term Bond Fund of America / Prospectus


MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
---------------------------------------------------------------------------------------

 DAVID A. HOAG         Investment                  3 years         Serves as a
                       professional for 21    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment                  3 years         Serves as a
                       professional for 24    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       15 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

                                       14

                                   Short-Term Bond Fund of America / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       15

Short-Term Bond Fund of America / Prospectus


Choosing a share class

The fund offers different classes of shares through this prospectus. Class A, C,
F-1 and F-2 shares are available through various investment programs or accounts, including certain types of retirement plans (see limitations below).
The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both Class F-1 and F-2 shares.

Class B and 529-B shares may no longer be purchased or acquired except by exchange from Class B or 529-B shares of another American Fund. Any investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class
B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.
Class 529-E shares are available only to investors participating through an eligible employer plan.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF THE
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES OR, IN THE CASE OF A 529 PLAN INVESTMENT, CLASS 529-A
SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses); and

                                       16

                                   Short-Term Bond Fund of America / Prospectus

.. availability of share classes:

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from
   Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares" below);

 -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including employer-sponsored retirement plans such as defined benefit plans,
   401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

 -- Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR
F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F-1
SHARES.

                                       17

Short-Term Bond Fund of America / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge    up to 2.50% (reduced for purchases of $500,000 or more
                         and eliminated for purchases of $1 million or more)
 Contingent deferred     none (except that a charge of 1.00% applies to certain
 sales charge            redemptions made within one year following purchases
                         of $1 million or more without an initial sales charge)
 12b-1 fees              currently up to .25% annually (may not exceed .30% for
                         Class A shares and .50% for Class 529-A shares
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than Class F-1
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00%, declining to 0% six years after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than Class A and F shares due to
                         higher 12b-1 fees and other expenses, but higher than
                         Class C shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to Class A or 529-A shares in the
                         month of the eight-year anniversary of the purchase
                         date, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to Class F-1 shares in the month
                         of the 10-year anniversary of the purchase date,
                         reducing future annual expenses (Class 529-C shares
                         will not convert to Class 529-F-1 shares)
 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than Class 529-B and 529-C shares due
                         to lower 12b-1 fees, but lower than Class 529-A and
                         529-F-1 shares due to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-1 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than Class B and C shares due to
                         lower 12b-1 fees, but may be higher than Class A
                         shares, depending on relative expenses, and lower than
                         Class F-2 shares due to 12b-1 fees
 Purchase maximum        none
 Conversion              none
 CLASS F-2 SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              none
 Dividends               generally higher than other classes due to absence of
                         12b-1 fees
 Purchase maximum        none
 Conversion              none

                                       18

                                   Short-Term Bond Fund of America / Prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties
(including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an
"Other expenses" item.

                                       19

Short-Term Bond Fund of America / Prospectus


Purchase, exchange and sale of shares

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund/SM/ on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund on the third business day after receipt of your investment.

PURCHASE OF CLASS A SHARES

You may generally open an account and purchase Class A shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

                                       20

                                   Short-Term Bond Fund of America / Prospectus

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.
Intermediary fees normally range from .75% to 1.50% of assets annually, depending on the services offered.

PURCHASE OF CLASS 529 SHARES

Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares. EXCHANGES FROM CLASS A, C
OR F-1 SHARES TO THE CORRESPONDING 529 SHARE CLASS, PARTICULARLY IN THE CASE OF
UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO MINORS ACT CUSTODIAL
ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX CONSEQUENCES AS DESCRIBED IN
THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT YOUR FINANCIAL ADVISER BEFORE
MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

                                       21

Short-Term Bond Fund of America / Prospectus


FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

                                       22

                                   Short-Term Bond Fund of America / Prospectus

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page 7 may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

                                       23

Short-Term Bond Fund of America / Prospectus


VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       24

                                   Short-Term Bond Fund of America / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A SHARE PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

                                       25

Short-Term Bond Fund of America / Prospectus


The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Many employer-sponsored retirement plans are eligible to purchase Class R shares. Such eligible plans and Class R shares are described in more detail in the fund's retirement plan prospectus.

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions and waivers" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A shares unless it was invested in Class
 A shares prior to January 1, 2009.

CLASS B AND C SHARES

Class B and C shares of the fund may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of the fund are not permitted.

                                       26

                                   Short-Term Bond Fund of America / Prospectus

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       27

Short-Term Bond Fund of America / Prospectus


Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 .trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

                                       28

                                   Short-Term Bond Fund of America / Prospectus

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may

                                       29

Short-Term Bond Fund of America / Prospectus


reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in
American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to

                                       30

                                   Short-Term Bond Fund of America / Prospectus

   be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your adviser or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares; up to
..50% for Class 529-A shares; up to 1.00% for Class B and 529-B shares; up to
1.00% for Class C and 529-C shares; up to .75% for Class 529-E shares; and up to
..50% for Class F-1 and 529-F-1 shares. For Class A, 529-A, B and 529-B shares, up to .15% of these expenses may be used to pay service fees to qualified dealers

                                       31

Short-Term Bond Fund of America / Prospectus


for providing certain shareholder services. For all other share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       32

                                   Short-Term Bond Fund of America / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       33

Short-Term Bond Fund of America / Prospectus


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that
American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       34

                                   Short-Term Bond Fund of America / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
Dividends and capital gain distributions for 529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund's distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by the fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF CLASS 529 SHARES
SHOULD REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION
REGARDING THE TAX CONSEQUENCES OF SELLING CLASS 529 SHARES.

                                       35

Short-Term Bond Fund of America / Prospectus


Financial highlights

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/ waivers, see the fund's statement of additional information and annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                     Net gains
                                                                      (losses)
                                         Net asset                 on securities                  Dividends
                                          value,        Net        (both realized    Total from   (from net   Net asset
                                         beginning   investment         and          investment   investment  value, end
                                         of period     income       unrealized)      operations    income)    of period
--------------------------------------------------------------------------------------------------------------------------

CLASS A:
 Year ended 8/31/2009                      $9.90       $.17            $.14            $.31         $(.19)      $10.02
 Year ended 8/31/2008                       9.99        .36            (.06)            .30          (.39)        9.90
 Period from 10/2/2006 to 8/31/2007/4/     10.00        .41            (.01)            .40          (.41)        9.99
--------------------------------------------------------------------------------------------------------------------------
CLASS B:
 Year ended 8/31/2009                       9.90        .10             .14             .24          (.12)       10.02
 Year ended 8/31/2008                       9.99        .28            (.06)            .22          (.31)        9.90
 Period from 11/6/2006 to 8/31/2007/4/     10.00        .31            (.02)            .29          (.30)        9.99
--------------------------------------------------------------------------------------------------------------------------
CLASS C:
 Year ended 8/31/2009                       9.90        .09             .14             .23          (.11)       10.02
 Year ended 8/31/2008                       9.99        .28            (.06)            .22          (.31)        9.90
 Period from 11/6/2006 to 8/31/2007/4/     10.00        .31            (.02)            .29          (.30)        9.99
--------------------------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS F-1:
 Year ended 8/31/2009                      $9.90       $.17            $.14            $.31         $(.19)      $10.02
 Year ended 8/31/2008                       9.99        .35            (.06)            .29          (.38)        9.90
 Period from 11/1/2006 to 8/31/2007/4/     10.02        .37            (.04)            .33          (.36)        9.99
--------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                       9.90        .19             .14             .33          (.21)       10.02
 Period from 8/19/2008 to 8/31/2008/4/      9.92         --/6/         (.01)           (.01)         (.01)        9.90
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-A:
 Year ended 8/31/2009                       9.90        .16             .14             .30          (.18)       10.02
 Year ended 8/31/2008                       9.99        .34            (.06)            .28          (.37)        9.90
 Period from 11/3/2006 to 8/31/2007/4/     10.00        .36            (.02)            .34          (.35)        9.99
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2009                       9.90        .09             .14             .23          (.11)       10.02
 Year ended 8/31/2008                       9.99        .27            (.06)            .21          (.30)        9.90
 Period from 11/2/2006 to 8/31/2007/4/     10.02        .30            (.04)            .26          (.29)        9.99
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2009                       9.90        .09             .14             .23          (.11)       10.02
 Year ended 8/31/2008                       9.99        .27            (.06)            .21          (.30)        9.90
 Period from 11/3/2006 to 8/31/2007/4/     10.00        .30            (.02)            .28          (.29)        9.99
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2009                       9.90        .14             .14             .28          (.16)       10.02
 Year ended 8/31/2008                       9.99        .32            (.06)            .26          (.35)        9.90
 Period from 12/1/2006 to 8/31/2007/4/     10.03        .31            (.04)            .27          (.31)        9.99
--------------------------------------------------------------------------------------------------------------------------
CLASS 529-F-1:
 Year ended 8/31/2009                       9.90        .19             .14             .33          (.21)       10.02
 Year ended 8/31/2008                       9.99        .37            (.06)            .31          (.40)        9.90
 Period from 11/16/2006 to 8/31/2007/4/    10.00        .37            (.02)            .35          (.36)        9.99

                                             Total
                                         return/2,3/
--------------------------------------------------------

CLASS A:
 Year ended 8/31/2009                        3.22%
 Year ended 8/31/2008                        2.99
 Period from 10/2/2006 to 8/31/2007/4/       4.04
--------------------------------------------------------
CLASS B:
 Year ended 8/31/2009                        2.44
 Year ended 8/31/2008                        2.23
 Period from 11/6/2006 to 8/31/2007/4/       2.98
--------------------------------------------------------
CLASS C:
 Year ended 8/31/2009                        2.40
 Year ended 8/31/2008                        2.17
 Period from 11/6/2006 to 8/31/2007/4/       2.92
--------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS F-1:
 Year ended 8/31/2009                        3.16%
 Year ended 8/31/2008                        2.93
 Period from 11/1/2006 to 8/31/2007/4/       3.36
--------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                        3.40
 Period from 8/19/2008 to 8/31/2008/4/       (.10)
--------------------------------------------------------
CLASS 529-A:
 Year ended 8/31/2009                        3.09
 Year ended 8/31/2008                        2.85
 Period from 11/3/2006 to 8/31/2007/4/       3.51
--------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2009                        2.31
 Year ended 8/31/2008                        2.08
 Period from 11/2/2006 to 8/31/2007/4/       2.67
--------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2009                        2.31
 Year ended 8/31/2008                        2.09
 Period from 11/3/2006 to 8/31/2007/4/       2.87
--------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2009                        2.83
 Year ended 8/31/2008                        2.61
 Period from 12/1/2006 to 8/31/2007/4/       2.70
--------------------------------------------------------
CLASS 529-F-1:
 Year ended 8/31/2009                        3.34
 Year ended 8/31/2008                        3.13
 Period from 11/16/2006 to 8/31/2007/4/      3.59

                                                          Ratio of     Ratio of
                                                          expenses     expenses
                                                         to average   to average
                                              Net        net assets   net assets
                                            assets,        before        after      Ratio of net
                                             end of         reim-        reim-         income
                                             period      bursements/  bursements/    to average
                                         (in thousands)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------------------------

CLASS A:
 Year ended 8/31/2009                      $2,357,579       .66%        .66%         1.80%
 Year ended 8/31/2008                         814,940       .73          .63           3.62
 Period from 10/2/2006 to 8/31/2007/4/        238,855       .77/5/       .64/5/        4.57/5/
--------------------------------------------------------------------------------------------------
CLASS B:
 Year ended 8/31/2009                          78,949      1.42         1.41           1.04
 Year ended 8/31/2008                          22,889      1.46         1.37           2.81
 Period from 11/6/2006 to 8/31/2007/4/          4,654      1.47/5/      1.36/5/        3.86/5/
--------------------------------------------------------------------------------------------------
CLASS C:
 Year ended 8/31/2009                         219,256      1.47         1.46           1.00
 Year ended 8/31/2008                          69,104      1.52         1.43           2.71
 Period from 11/6/2006 to 8/31/2007/4/          8,295      1.56/5/      1.44/5/        3.78/5/
--------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS F-1:
 Year ended 8/31/2009                      $  155,568       .72%        .71%         1.77%
 Year ended 8/31/2008                          73,826       .78          .69           3.57
 Period from 11/1/2006 to 8/31/2007/4/         22,256       .80/5/       .67/5/        4.56/5/
--------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 8/31/2009                         227,308       .41          .41           1.87
 Period from 8/19/2008 to 8/31/2008/4/            299       .02/5/       .02/5/         .09/5/
--------------------------------------------------------------------------------------------------
CLASS 529-A:
 Year ended 8/31/2009                          76,623       .79          .78           1.66
 Year ended 8/31/2008                          22,074       .86          .77           3.53
 Period from 11/3/2006 to 8/31/2007/4/          8,112       .90/5/       .78/5/        4.44/5/
--------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 8/31/2009                           5,780      1.54         1.54            .88
 Year ended 8/31/2008                           1,186      1.61         1.52           2.69
 Period from 11/2/2006 to 8/31/2007/4/            223      1.66/5/      1.54/5/        3.66/5/
--------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 8/31/2009                          23,078      1.54         1.54            .89
 Year ended 8/31/2008                           5,299      1.61         1.52           2.70
 Period from 11/3/2006 to 8/31/2007/4/          1,358      1.64/5/      1.52/5/        3.71/5/
--------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 8/31/2009                           4,311      1.04         1.03           1.40
 Year ended 8/31/2008                             975      1.11         1.00           3.33
 Period from 12/1/2006 to 8/31/2007/4/            404      1.14/5/      1.02/5/        4.22/5/
--------------------------------------------------------------------------------------------------
CLASS 529-F-1:
 Year ended 8/31/2009                           8,226       .54          .53           1.92
 Year ended 8/31/2008                           2,921       .60          .50           3.76
 Period from 11/16/2006 to 8/31/2007/4/           872       .59/5/       .49/5/        4.76/5/

                                       36

                                   Short-Term Bond Fund of America / Prospectus


[This page is intentionally left blank for this filing.]

                                       37

Short-Term Bond Fund of America / Prospectus


                                YEAR ENDED AUGUST 31           FOR THE PERIOD OCTOBER 2, 2006/7/
------------------------                                              TO AUGUST 31, 2007
                              2009               2008         -----------------------------------
--------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES           60%                28%                         15%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.
5 Annualized.

6 Amount less than $.01.
7 Commencement of operations.

                                       38

                                   Short-Term Bond Fund of America / Prospectus


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica/(R)/ 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in a e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the fund at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling 202/371-8300.

                                          Investment Company File No. 811-21928
                                       MFGEPR-948-1109P Litho in USA CGD/B/9691
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International      Capital Guardian      Capital Bank and Trust


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

Short-Term Bond
Fund of America/SM/

CLASS         TICKER        R-3.........  RAMCX
A...........  ASBAX         R-4.........  RAMEX
R-1.........  RAMAX         R-5.........  RAMFX
R-2.........  RAMBX         R-6.........  RMMGX

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 6   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Purchase, exchange and sale of shares
19   Sales charges
21   Sales charge reductions
23   Rollovers from retirement plans to IRAs
23   Plans of distribution
24   Other compensation to dealers
25   Distributions and taxes
26   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide you with current income, consistent with its maturity and quality standards described in this prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 53 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          2.50%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.31%  0.31%  0.31%  0.31%  0.31%  0.31%    0.31%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.10   0.14   0.49   0.29   0.19   0.16     0.10/*/
-------------------------------------------------------------------------------
 Total annual fund          0.66   1.45   1.55   1.10   0.75   0.47     0.41
 operating expenses
-------------------------------------------------------------------------------

                                       1

                   Short-Term Bond Fund of America / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $316    $456     $609      $1,052
--------------------------------------------------------------------
 R-1                              148     459      792       1,735
--------------------------------------------------------------------
 R-2                              158     490      845       1,845
--------------------------------------------------------------------
 R-3                              112     350      606       1,340
--------------------------------------------------------------------
 R-4                               77     240      417         930
--------------------------------------------------------------------
 R-5                               48     151      263         591
--------------------------------------------------------------------
 R-6/*/                            42     132      230         518
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 60%
of the average value of its portfolio.

                                       2

Short-Term Bond Fund of America / Retirement plan prospectus


Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                                       3

                   Short-Term Bond Fund of America / Retirement plan prospectus

instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

Short-Term Bond Fund of America / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2007   4.96%
2008   1.16

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      1.77%  (quarter ended September 30, 2007)
LOWEST                      -0.24%  (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2009, was 3.40%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                       INCEPTION DATE   1 YEAR    LIFETIME
------------------------------------------------------------------------

 A                                     10/2/06      -1.40%      2.02%

 SHARE CLASS                      INCEPTION DATE  1 YEAR   LIFETIME
--------------------------------------------------------------------

 R-1                                 12/26/06     0.36%     2.18%
--------------------------------------------------------------------
 R-2                                 12/8/06      0.31      2.20
--------------------------------------------------------------------
 R-3                                 11/22/06     0.78      2.62
--------------------------------------------------------------------
 R-4                                  1/3/07      1.09      2.99
--------------------------------------------------------------------
 R-5                                  1/4/07      1.37      3.20

 INDEXES/1/                                             1 YEAR    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years ex.   5.39%        5.91%
BBB Index
 Lipper Short Investment Grade Debt Funds Average       -5.77        -0.70
 Class A annualized 30-day yield at August 31, 2009: 1.22%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 10 of this prospectus for more information on the indexes listed above.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 DAVID A. HOAG                   3 years         Senior Vice President - Fixed
 President                                       Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD               3 years         Senior Vice President - Fixed
 Senior Vice President                           Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

Short-Term Bond Fund of America / Retirement plan prospectus


Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                   Short-Term Bond Fund of America / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its maturity and quality standards described in this prospectus and preservation of capital. The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of
AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. As of the end of the fund's last fiscal period, August 31, 2009, the dollar-weighted average maturity of the fund's portfolio was 2.01 years.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       8

Short-Term Bond Fund of America / Retirement plan prospectus


The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. From time to time the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.
Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                   Short-Term Bond Fund of America / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 A                                  10/2/86      1.16%     3.19%

 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 R-1                                12/26/06     0.36%     2.18%
-------------------------------------------------------------------
 R-2                                12/8/06      0.31      2.20
-------------------------------------------------------------------
 R-3                                11/22/06     0.78      2.62
-------------------------------------------------------------------
 R-4                                 1/3/07      1.09      2.99
-------------------------------------------------------------------
 R-5                                 1/4/07      1.37      3.20

 INDEXES/1/                                          1 YEAR      LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years    5.39%          5.91%
ex. BBB Index
 Lipper Short Investment Grade Debt Funds Average    -5.77          -0.70
 Consumer Price Index                                 0.09           1.59
 Class A distribution rate at December 31, 2008: 3.21%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
 Consumer Price Index provides a comparison of the fund's results to inflation.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

3 Reflects a fee waiver (3.17% without the waiver) as described in the financial highlights table and statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly Lehman
Brothers U.S. Government/Credit 1-3 Years ex. BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S.
government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Short Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of

                                       10

Short-Term Bond Fund of America / Retirement plan prospectus


sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, appears in the
Annual Fund Operating Expenses table under "Fees and expenses of the fund." See the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended February 28,
2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009, to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

Short-Term Bond Fund of America / Retirement plan prospectus


In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                   Short-Term Bond Fund of America / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
---------------------------------------------------------------------------------------

 DAVID A. HOAG         Investment                  3 years         Serves as a
                       professional for 21    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment                  3 years         Serves as a
                       professional for 24    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       15 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       14

Short-Term Bond Fund of America / Retirement plan prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/, and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                   Short-Term Bond Fund of America / Retirement plan prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       16

Short-Term Bond Fund of America / Retirement plan prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                   Short-Term Bond Fund of America / Retirement plan prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                  PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       18

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                   Short-Term Bond Fund of America / Retirement plan prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A shares, unless it was invested in Class
 A shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       20

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                   Short-Term Bond Fund of America / Retirement plan prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       22

Short-Term Bond Fund of America / Retirement plan prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For Class A shares, up to .15% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. For Class R shares, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                   Short-Term Bond Fund of America / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

Short-Term Bond Fund of America / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                   Short-Term Bond Fund of America / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/ waivers, see the fund's statement of additional information and annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                     Net gains
                                                                      (losses)
                                         Net asset                 on securities
                                          value,        Net        (both realized    Total from
                                         beginning   investment         and          investment
                                         of period     income       unrealized)      operations
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
Year ended 8/31/2008                        9.99         .36            (.06)            .30
Period from 10/2/2006 to 8/31/2007/4/      10.00         .41            (.01)            .40
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        9.90         .10             .14             .24
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/26/2006 to 8/31/2007/4/    10.01         .26            (.03)            .23
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        9.90         .09             .14             .23
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/8/2006 to 8/31/2007/4/     10.01         .27            (.02)            .25
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        9.90         .13             .14             .27
 Year ended 8/31/2008                       9.99         .32            (.06)            .26
 Period from 11/22/2006 to 8/31/2007/4/    10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
 Year ended 8/31/2008                       9.99         .35            (.06)            .29
 Period from 1/3/2007 to 8/31/2007/4/      10.00         .30            (.01)            .29
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        9.90         .19             .14             .33
 Year ended 8/31/2008                       9.99         .38            (.06)            .32
 Period from 1/4/2007 to 8/31/2007/4/      10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     9.93         .02            (.05)           (.03)

                                         Dividends
                                         (from net   Net asset
                                         investment  value, end      Total
                                          income)    of period   return/2,3/
--------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $(.19)      $10.02        3.22%
Year ended 8/31/2008                        (.39)        9.90        2.99
Period from 10/2/2006 to 8/31/2007/4/       (.41)        9.99        4.04
--------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        (.12)       10.02        2.41
 Year ended 8/31/2008                       (.30)        9.90        2.15
 Period from 12/26/2006 to 8/31/2007/4/     (.25)        9.99        2.36
--------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        (.11)       10.02        2.34
 Year ended 8/31/2008                       (.30)        9.90        2.14
 Period from 12/8/2006 to 8/31/2007/4/      (.27)        9.99        2.54
--------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        (.15)       10.02        2.78
 Year ended 8/31/2008                       (.35)        9.90        2.58
 Period from 11/22/2006 to 8/31/2007/4/     (.31)        9.99        2.92
--------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $(.19)      $10.02        3.13%
 Year ended 8/31/2008                       (.38)        9.90        2.93
 Period from 1/3/2007 to 8/31/2007/4/       (.30)        9.99        2.90
--------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        (.21)       10.02        3.43
 Year ended 8/31/2008                       (.41)        9.90        3.20
 Period from 1/4/2007 to 8/31/2007/4/       (.31)        9.99        2.94
--------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     (.02)        9.88        (.30)

                                                          Ratio of     Ratio of
                                                          expenses     expenses
                                                         to average   to average
                                              Net        net assets   net assets
                                            assets,        before        after      Ratio of net
                                             end of         reim-        reim-         income
                                             period      bursements/  bursements/    to average
                                         (in thousands)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $2,357,579       .66%        .66%         1.80%
Year ended 8/31/2008                          814,940       .73          .63           3.62
Period from 10/2/2006 to 8/31/2007/4/         238,855       .77/5/       .64/5/        4.57/5/
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                            3,250      1.45         1.45           1.07
 Year ended 8/31/2008                           1,853      1.52         1.43           2.95
 Period from 12/26/2006 to 8/31/2007/4/         2,402      1.56/5/      1.40/5/        3.84/5/
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                           15,270      1.55         1.51            .92
 Year ended 8/31/2008                           4,048      1.69         1.47           2.78
 Period from 12/8/2006 to 8/31/2007/4/          1,032      2.10/5/      1.42/5/        3.82/5/
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                           12,548      1.10         1.09           1.39
 Year ended 8/31/2008                           4,359      1.10         1.01           3.31
 Period from 11/22/2006 to 8/31/2007/4/         1,669      1.17/5/      1.06/5/        4.18/5/
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $    7,415       .75%        .75%         1.67%
 Year ended 8/31/2008                           1,639       .79          .69           3.23
 Period from 1/3/2007 to 8/31/2007/4/              52       .94/5/       .66/5/        4.53/5/
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                            9,201       .47          .45           2.18
 Year ended 8/31/2008                         133,016       .48          .42           3.50
 Period from 1/4/2007 to 8/31/2007/4/           4,390       .56/5/       .42/5/        4.83/5/
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/            --       .04          .04            .20

                                       26

Short-Term Bond Fund of America / Retirement plan prospectus


                              YEAR ENDED AUGUST 31         FOR THE PERIOD OCTOBER 2, 2006/7/
------------------------                                          TO AUGUST 31, 2007
                             2009             2008        -----------------------------------
----------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES          60%              28%                        15%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.
5 Annualized.

6 The last date the share class had assets through the fund's fiscal year ended
 August 31, 2009.
7 Commencement of operations.

                                       27

                   Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       28

Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       29

                   Short-Term Bond Fund of America / Retirement plan prospectus

[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-21928
                                       RPGEPR-948-1109P Litho in USA CGD/B/9690
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds/(R)/]             The right choice for the long term/(R)/

Short-Term Bond
Fund of America/SM/

CLASS         TICKER        R-3.........  RAMCX
A...........  ASBAX         R-4.........  RAMEX
R-1.........  RAMAX         R-5.........  RAMFX
R-2.........  RAMBX         R-6.........  RMMGX

 RETIREMENT PLAN
 PROSPECTUS

 November 1, 2009

 1   Investment objective
 1   Fees and expenses of the fund
 3   Principal investment strategies
 3   Principal risks
 4   Investment results
 6   Management
 6   Purchase and sale of fund shares
 7   Tax information
 7   Payments to broker-dealers and other financial
     intermediaries
 8   Investment objective, strategies and risks
10   Additional investment results
12   Management and organization
15   Purchase, exchange and sale of shares
19   Sales charges
21   Sales charge reductions
23   Rollovers from retirement plans to IRAs
23   Plans of distribution
24   Other compensation to dealers
25   Distributions and taxes
26   Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Investment objective

The fund's investment objective is to provide you with current income, consistent with its maturity and quality standards described in this prospectus, and preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in
American Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions" section on page 21 of the retirement plan prospectus and in the "Sales charge reductions and waivers" section on page 53 of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
------------------------------------------------------------------------------
                                                CLASS A   ALL R SHARE CLASSES
                                                ------------------------------

 Maximum sales charge (load) imposed on          2.50%           none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)             none           none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximum sales charge (load) imposed              none           none
 on reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                      none           none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
----------------------------------------------SHARE CLASSES--------------------

                            --A-----R-1----R-2----R-3----R-4----R-5------R-6---

                            ---------------------------------------------------

 Management fees            0.31%  0.31%  0.31%  0.31%  0.31%  0.31%    0.31%
-------------------------------------------------------------------------------
 Distribution and/or        0.25   1.00   0.75   0.50   0.25   none     none
 service (12b-1) fees
-------------------------------------------------------------------------------
 Other expenses             0.10   0.14   0.49   0.29   0.19   0.16     0.10/*/
-------------------------------------------------------------------------------
 Total annual fund          0.66   1.45   1.55   1.10   0.75   0.47     0.41
 operating expenses
-------------------------------------------------------------------------------

                                       1

                   Short-Term Bond Fund of America / Retirement plan prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                  1 YEAR  3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------

 A                               $316    $456     $609      $1,052
--------------------------------------------------------------------
 R-1                              148     459      792       1,735
--------------------------------------------------------------------
 R-2                              158     490      845       1,845
--------------------------------------------------------------------
 R-3                              112     350      606       1,340
--------------------------------------------------------------------
 R-4                               77     240      417         930
--------------------------------------------------------------------
 R-5                               48     151      263         591
--------------------------------------------------------------------
 R-6/*/                            42     132      230         518
--------------------------------------------------------------------

* Based on estimated amounts for the current fiscal year.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was 60%
of the average value of its portfolio.

                                       2

Short-Term Bond Fund of America / Retirement plan prospectus


Principal investment strategies

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic

                                       3

                   Short-Term Bond Fund of America / Retirement plan prospectus

instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page 5 shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results (before and after taxes) are not predictive of future results. Updated information on the fund's results can be obtained by visiting
americanfunds.com.

                                       4

Short-Term Bond Fund of America / Retirement plan prospectus


CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not include a sales charge; if a sales charge were included, results would be lower.)

[begin bar chart]

2007   4.96%
2008   1.16

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      1.77%  (quarter ended September 30, 2007)
LOWEST                      -0.24%  (quarter ended September 30, 2008)

The fund's total return for the nine months ended September 30, 2009, was 3.40%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                       INCEPTION DATE   1 YEAR    LIFETIME
------------------------------------------------------------------------

 A                                     10/2/06      -1.40%      2.02%

 SHARE CLASS                      INCEPTION DATE  1 YEAR   LIFETIME
--------------------------------------------------------------------

 R-1                                 12/26/06     0.36%     2.18%
--------------------------------------------------------------------
 R-2                                 12/8/06      0.31      2.20
--------------------------------------------------------------------
 R-3                                 11/22/06     0.78      2.62
--------------------------------------------------------------------
 R-4                                  1/3/07      1.09      2.99
--------------------------------------------------------------------
 R-5                                  1/4/07      1.37      3.20

 INDEXES/1/                                             1 YEAR    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years ex.   5.39%        5.91%
BBB Index
 Lipper Short Investment Grade Debt Funds Average       -5.77        -0.70
 Class A annualized 30-day yield at August 31, 2009: 1.22%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page 10 of this prospectus for more information on the indexes listed above.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

                                       5

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/      PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if                EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                  IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 DAVID A. HOAG                   3 years         Senior Vice President - Fixed
 President                                       Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------
 MARK R. MACDONALD               3 years         Senior Vice President - Fixed
 Senior Vice President                           Income,
                                                 Capital Research and
                                                 Management Company
-------------------------------------------------------------------------------

Purchase and sale of fund shares

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares.

Please contact your plan administrator or recordkeeper in order to sell (redeem)
shares from your retirement plan.

                                       6

Short-Term Bond Fund of America / Retirement plan prospectus


Tax information

Dividends and capital gains distributed by the fund to tax-deferred retirement plan accounts are not currently taxable.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       7

                   Short-Term Bond Fund of America / Retirement plan prospectus

Investment objective, strategies and risks

The fund's investment objective is to provide you with current income consistent with its maturity and quality standards described in this prospectus and preservation of capital. The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents). The fund maintains a portfolio having a dollar-weighted average maturity no greater than three years and consisting primarily of debt securities with quality ratings of
AA- or Aa3 or better (by a nationally recognized statistical rating organization) and unrated securities determined by the fund's investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund's investment adviser to be of equivalent quality. As of the end of the fund's last fiscal period, August 31, 2009, the dollar-weighted average maturity of the fund's portfolio was 2.01 years.

The fund primarily invests in short-term debt securities, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. A portfolio's dollar-weighted average maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings.

Your investment in the fund is subject to risks, including the possibility that the fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the United States or abroad.

The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund;
conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

                                       8

Short-Term Bond Fund of America / Retirement plan prospectus


The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

The fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. From time to time the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.
Consistent with the fund's preservation of capital objective, a larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       9

                   Short-Term Bond Fund of America / Retirement plan prospectus

Additional investment results

Unlike the table on page 5, the table below reflects the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 A                                  10/2/86      1.16%     3.19%

 SHARE CLASS                     INCEPTION DATE  1 YEAR   LIFETIME
-------------------------------------------------------------------

 R-1                                12/26/06     0.36%     2.18%
-------------------------------------------------------------------
 R-2                                12/8/06      0.31      2.20
-------------------------------------------------------------------
 R-3                                11/22/06     0.78      2.62
-------------------------------------------------------------------
 R-4                                 1/3/07      1.09      2.99
-------------------------------------------------------------------
 R-5                                 1/4/07      1.37      3.20

 INDEXES/1/                                          1 YEAR      LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital U.S. Government/Credit 1-3 Years    5.39%          5.91%
ex. BBB Index
 Lipper Short Investment Grade Debt Funds Average    -5.77          -0.70
 Consumer Price Index                                 0.09           1.59
 Class A distribution rate at December 31, 2008: 3.21%/3/
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)

1 The Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly
 Lehman Brothers U.S. Government/Credit 1-3 Yrs ex. BBB Index) reflects the market sectors in which the fund primarily invests. The Lipper Short Investment
 Grade Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. The
 Consumer Price Index provides a comparison of the fund's results to inflation.

2 Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

3 Reflects a fee waiver (3.17% without the waiver) as described in the financial highlights table and statement of additional information. The distribution rate is based on actual dividends paid to Class A shareholders over a 12-month period. Capital gain distributions, if any, are added back to net asset value to determine the rate.

The investment results tables above and on page 5 show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital U.S. Government/Credit 1-3 Years ex. BBB Index (formerly Lehman
Brothers U.S. Government/Credit 1-3 Years ex. BBB Index) is a market-value weighted index that tracks the total return performance of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S.
government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes. Lipper Short Investment Grade Debt Funds Average is composed of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.
The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect the effect of

                                       10

Short-Term Bond Fund of America / Retirement plan prospectus


sales charges or taxes. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

All fund results reflected in the "Investment results" section of this prospectus and this "Additional investment results" section reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the period presented.

                                       11

                   Short-Term Bond Fund of America / Retirement plan prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, appears in the
Annual Fund Operating Expenses table under "Fees and expenses of the fund." See the statement of additional information for further details. A discussion regarding the basis for the approval of the fund's investment advisory and service agreement by the fund's board of directors is contained in the fund's semi-annual report to shareholders for the fiscal period ended February 28,
2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. Approval by the fund's shareholders would be required before any authority granted under an exemptive order could be exercised. A meeting of the fund's shareholders of record as of August 28, 2009, to consider, among other items, approval of this arrangement is scheduled for November 24, 2009. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or obtain shareholders' approval to exercise any authority, if granted, under an exemptive order.

                                       12

Short-Term Bond Fund of America / Retirement plan prospectus


In addition to voting on approval of the arrangement discussed above, shareholders are being asked to vote on other proposals at the meeting. These proposals include electing board members, reorganizing the fund into a Delaware statutory trust, amending the fund's fundamental policies and amending its investment advisory and service agreement. More information on these proposals is contained in a joint proxy statement, which can be found at
americanfunds.com/vote.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

                                       13

                   Short-Term Bond Fund of America / Retirement plan prospectus

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary portfolio counselors.

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
---------------------------------------------------------------------------------------

 DAVID A. HOAG         Investment                  3 years         Serves as a
                       professional for 21    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       18 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------
 MARK R. MACDONALD     Investment                  3 years         Serves as a
                       professional for 24    (since the fund's    fixed-income
                       years in total;            inception)       portfolio counselor
                       15 years with Capital
                       Research and
                       Management Company or
                       affiliate
---------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU, DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR RETIREMENT PLAN
RECORDKEEPER FOR MORE INFORMATION.

                                       14

Short-Term Bond Fund of America / Retirement plan prospectus


Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND
AND AMERICAN FUNDS DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW
TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON
YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT
PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.

Class R shares are generally available only to 401(k) plans, 457 plans, 403(b)
plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition,
Class R-6 shares are available for investment by American Funds Target Date
Retirement Series/(R)/, and Class R-5 shares are available to other registered investment companies approved by the fund. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs,
SIMPLE IRAs and 529 college savings plans.

Shares of the fund offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds Money Market Fund/SM/ purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of

                                       15

                   Short-Term Bond Fund of America / Retirement plan prospectus

exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading.
These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of directors has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of

                                       16

Short-Term Bond Fund of America / Retirement plan prospectus


the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUND AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       17

                   Short-Term Bond Fund of America / Retirement plan prospectus

FUND EXPENSES

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the annual fund operating expenses table in this prospectus.

The "Other expenses" items in the table on page 1 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the fund's investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the fund in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

                                                  PAYMENTS TO UNAFFILIATED
             PAYMENTS TO AFFILIATED ENTITIES               ENTITIES
-------------------------------------------------------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------
 Class R-6                none                               none
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       18

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                                       SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $500,000                      2.50%     2.56%           2.00%
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
 and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

                                       19

                   Short-Term Bond Fund of America / Retirement plan prospectus

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

 EMPLOYER-SPONSORED RETIREMENT PLANS

 Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under "Sales charge reductions" in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

 Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

 A 403(b) plan may not invest in Class A shares, unless it was invested in Class
 A shares before January 1, 2009.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution
(see "Plans of distribution" in this prospectus).

                                       20

Short-Term Bond Fund of America / Retirement plan prospectus


Sales charge reductions

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, two or more retirement plans of an employer or employer's affiliates may combine all of their American Funds investments to reduce their Class A sales charge. Certain investments in the American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement
Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced
Class A sales charge:

 CONCURRENT PURCHASES

 Simultaneous purchases of any class of shares of two or more American Funds
 (excluding American Funds Money Market Fund) may be combined to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

                                       21

                   Short-Term Bond Fund of America / Retirement plan prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.
 Employer-sponsored retirement plans may be restricted from establishing statements of intention. See "Sales charges" in this prospectus for more information.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs" in this prospectus.

                                       22

Short-Term Bond Fund of America / Retirement plan prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus and the prospectus for nonretirement plan shareholders. More information on Class C and
F shares can be found in the fund's prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided that the categories of expenses are approved in advance by the fund's board of directors. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .30% for Class A shares, up to
1.00% for Class R-1 and R-2 shares, up to .75% for Class R-3 shares and up to
..50% for Class R-4 shares. For Class A shares, up to .15% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. For Class R shares, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

                                       23

                   Short-Term Bond Fund of America / Retirement plan prospectus

Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       24

Short-Term Bond Fund of America / Retirement plan prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or
American Funds Service Company.

Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

All dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       25

                   Short-Term Bond Fund of America / Retirement plan prospectus

Financial highlights

The Financial Highlights table is intended to help you understand the fund's results. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain
reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/ waivers, see the fund's statement of additional information and annual report. The information in the Financial
Highlights table has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                    INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/

                                                                     Net gains
                                                                      (losses)
                                         Net asset                 on securities
                                          value,        Net        (both realized    Total from
                                         beginning   investment         and          investment
                                         of period     income       unrealized)      operations
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
Year ended 8/31/2008                        9.99         .36            (.06)            .30
Period from 10/2/2006 to 8/31/2007/4/      10.00         .41            (.01)            .40
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        9.90         .10             .14             .24
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/26/2006 to 8/31/2007/4/    10.01         .26            (.03)            .23
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        9.90         .09             .14             .23
 Year ended 8/31/2008                       9.99         .27            (.06)            .21
 Period from 12/8/2006 to 8/31/2007/4/     10.01         .27            (.02)            .25
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        9.90         .13             .14             .27
 Year ended 8/31/2008                       9.99         .32            (.06)            .26
 Period from 11/22/2006 to 8/31/2007/4/    10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $9.90        $.17           $ .14           $ .31
 Year ended 8/31/2008                       9.99         .35            (.06)            .29
 Period from 1/3/2007 to 8/31/2007/4/      10.00         .30            (.01)            .29
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        9.90         .19             .14             .33
 Year ended 8/31/2008                       9.99         .38            (.06)            .32
 Period from 1/4/2007 to 8/31/2007/4/      10.01         .31            (.02)            .29
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     9.93         .02            (.05)           (.03)

                                         Dividends
                                         (from net   Net asset
                                         investment  value, end      Total
                                          income)    of period   return/2,3/
--------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $(.19)      $10.02        3.22%
Year ended 8/31/2008                        (.39)        9.90        2.99
Period from 10/2/2006 to 8/31/2007/4/       (.41)        9.99        4.04
--------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                        (.12)       10.02        2.41
 Year ended 8/31/2008                       (.30)        9.90        2.15
 Period from 12/26/2006 to 8/31/2007/4/     (.25)        9.99        2.36
--------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                        (.11)       10.02        2.34
 Year ended 8/31/2008                       (.30)        9.90        2.14
 Period from 12/8/2006 to 8/31/2007/4/      (.27)        9.99        2.54
--------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                        (.15)       10.02        2.78
 Year ended 8/31/2008                       (.35)        9.90        2.58
 Period from 11/22/2006 to 8/31/2007/4/     (.31)        9.99        2.92
--------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $(.19)      $10.02        3.13%
 Year ended 8/31/2008                       (.38)        9.90        2.93
 Period from 1/3/2007 to 8/31/2007/4/       (.30)        9.99        2.90
--------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                        (.21)       10.02        3.43
 Year ended 8/31/2008                       (.41)        9.90        3.20
 Period from 1/4/2007 to 8/31/2007/4/       (.31)        9.99        2.94
--------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/     (.02)        9.88        (.30)

                                                          Ratio of     Ratio of
                                                          expenses     expenses
                                                         to average   to average
                                              Net        net assets   net assets
                                            assets,        before        after      Ratio of net
                                             end of         reim-        reim-         income
                                             period      bursements/  bursements/    to average
                                         (in thousands)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------------------------

CLASS A:
Year ended 8/31/2009                       $2,357,579       .66%        .66%         1.80%
Year ended 8/31/2008                          814,940       .73          .63           3.62
Period from 10/2/2006 to 8/31/2007/4/         238,855       .77/5/       .64/5/        4.57/5/
--------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 8/31/2009                            3,250      1.45         1.45           1.07
 Year ended 8/31/2008                           1,853      1.52         1.43           2.95
 Period from 12/26/2006 to 8/31/2007/4/         2,402      1.56/5/      1.40/5/        3.84/5/
--------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 8/31/2009                           15,270      1.55         1.51            .92
 Year ended 8/31/2008                           4,048      1.69         1.47           2.78
 Period from 12/8/2006 to 8/31/2007/4/          1,032      2.10/5/      1.42/5/        3.82/5/
--------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 8/31/2009                           12,548      1.10         1.09           1.39
 Year ended 8/31/2008                           4,359      1.10         1.01           3.31
 Period from 11/22/2006 to 8/31/2007/4/         1,669      1.17/5/      1.06/5/        4.18/5/
--------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 8/31/2009                       $    7,415       .75%        .75%         1.67%
 Year ended 8/31/2008                           1,639       .79          .69           3.23
 Period from 1/3/2007 to 8/31/2007/4/              52       .94/5/       .66/5/        4.53/5/
--------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 8/31/2009                            9,201       .47          .45           2.18
 Year ended 8/31/2008                         133,016       .48          .42           3.50
 Period from 1/4/2007 to 8/31/2007/4/           4,390       .56/5/       .42/5/        4.83/5/
--------------------------------------------------------------------------------------------------
CLASS R-6:
Period ended 5/7/2009 to 6/15/2009/4,6/            --       .04          .04            .20

                                       26

Short-Term Bond Fund of America / Retirement plan prospectus


                              YEAR ENDED AUGUST 31         FOR THE PERIOD OCTOBER 2, 2006/7/
------------------------                                          TO AUGUST 31, 2007
                             2009             2008        -----------------------------------
----------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES          60%              28%                        15%
OF SHARES

1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the periods shown,
 Capital Research and Management Company reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, Capital Research and Management Company paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
4 Based on operations for the period shown and, accordingly, may not be representative of a full year.
5 Annualized.

6 The last date the share class had assets through the fund's fiscal year ended
 August 31, 2009.
7 Commencement of operations.

                                       27

                   Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       28

Short-Term Bond Fund of America / Retirement plan prospectus


NOTES

                                       29

                   Short-Term Bond Fund of America / Retirement plan prospectus

[logo - American Funds/(R)/]             The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and
Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website,
americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 333 South Hope Street, Los
Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                          Investment Company File No. 811-21928
                                       RPGEPR-948-1109P Litho in USA CGD/B/9690
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management      Capital International      Capital Guardian      Capital Bank and Trust


                     SHORT-TERM BOND FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                November 1, 2009

This document is not a prospectus but should be read in conjunction with the current prospectus or retirement plan prospectus of Short-Term Bond Fund of
America, Inc. (the "fund" or "STBF") dated November 1, 2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                     Short-Term Bond Fund of America, Inc.
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Class A      ASBAX        Class 529-A          CAAFX    Class R-1          RAMAX
Class B      AMSBX        Class 529-B          CBAMX    Class R-2          RAMBX
Class C      ASBCX        Class 529-C          CCAMX    Class R-3          RAMCX
Class F-1    ASBFX        Class 529-E          CEAMX    Class R-4          RAMEX
Class F-2    SBFFX        Class 529-F-1        CFAMX    Class R-5          RAMFX
                                                        Class R-6          RMMGX

Item                                                                  Page no.
----                                                                  --------

Investment portfolio
Financial statements

                   Short-Term Bond Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

..    The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents).

..    The fund will invest at least 90% of its assets in debt securities rated
     AA- or Aa3 or better (or in the case of short-term securities, those rated in the highest quality category) by a Nationally Recognized Statistical
     Rating Organization ("NRSRO") or that are unrated but determined by the fund's investment adviser to be of equivalent quality.

..    The fund may invest up to 10% of its assets in debt securities rated in the
     A rating category by a NRSRO or that are unrated but determined by the fund's investment adviser to be of equivalent quality.

MATURITY

..    The fund's dollar-weighted average maturity will be no greater than three years. The maturity of a debt instrument is normally its ultimate maturity date unless the fund's investment adviser determines it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid earlier.

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                   Short-Term Bond Fund of America -- Page 2

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

                   Short-Term Bond Fund of America -- Page 3

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying

                   Short-Term Bond Fund of America -- Page 4

     mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies.
     Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the

                   Short-Term Bond Fund of America -- Page 5

original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse

                   Short-Term Bond Fund of America -- Page 6

repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

INVESTING OUTSIDE THE U.S. -- Investing outside the United States involves special risks, caused by, among other things: fluctuating local currency values;
different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of the fund's investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The

                   Short-Term Bond Fund of America -- Page 7

rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

ADJUSTMENT OF MATURITIES -- The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund's portfolio accordingly. Keeping in mind the fund's objective, the investment adviser may increase the fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.

Under normal market conditions, the fund's dollar-weighted average maturity will be no greater than three years. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

LOANS OF PORTFOLIO SECURITIES -- The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33-1/3% of the value of its total assets, measured at the time any such loan is made.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which may be taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended August 31, 2009 and 2008 were 60% and 28%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year.

                   Short-Term Bond Fund of America -- Page 8

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of
1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.    The fund may not with respect to 75% of its total assets, invest more than
5% of its assets in securities of any one issuer or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2.   The fund may not borrow money or securities, except for temporary or emergency purposes in an amount not exceeding 33-1/3% of its total assets.

3.   The fund may not make loans if, as a result, more than 33-1/3% of its total assets would be lent to other parties (this limitation does not apply to purchases of debt securities, repurchase agreements or loans of portfolio securities).

4.   The fund may not invest 25% or more of its assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities).

5.   The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this limitation does not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, such as real estate investment trusts).

6.   The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (this limitation does not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

7.   The fund may not engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933.

8.   The fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940.

With respect to fundamental investment restrictions 2 and 3, the fund does not currently intend to borrow money or securities or make loans (this does not apply to purchases of debt securities or loans of portfolio securities).

                   Short-Term Bond Fund of America -- Page 9

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

2.   The fund may not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, and except that the fund may make margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

3.   The fund may not engage in short sales, except to the extent it owns or has the right to obtain securities equivalent in kind and amount to those sold short.

4.   The fund may not invest in other companies for the purpose of exercising control or management.

5.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

6.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                   Short-Term Bond Fund of America -- Page 10

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                    NUMBER OF
 POSITION WITH FUND                                             PORTFOLIOS/3/
 (YEAR FIRST ELECTED              PRINCIPAL OCCUPATION(S)         OVERSEEN       OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                 DURING PAST FIVE YEARS        BY DIRECTOR             BY DIRECTOR
---------------------------------------------------------------------------------------------------------------

 Ambassador Richard G.         Corporate director and author;        14         Carnival Corporation
 Capen, Jr., 75                former U.S. Ambassador to
 Director (2006)               Spain; former Vice Chairman,
                               Knight-Ridder, Inc.
                               (communications company);
                               former Chairman and Publisher,
                               The Miami Herald
---------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 76     Private investor; former              14         AECOM Technology Corporation;
 Director (2006)               President and CEO, The Mission                   DineEquity, Inc.;
                               Group (non-utility holding                       Ducommun Incorporated;
                               company, subsidiary of                           SouthWest Water Company
                               Southern California Edison
                               Company)
---------------------------------------------------------------------------------------------------------------
 James G. Ellis, 62            Dean and Professor of                 13         Quiksilver, Inc.
 Director (2006)               Marketing, Marshall School of
                               Business, University of
                               Southern California
---------------------------------------------------------------------------------------------------------------
 Martin Fenton, 74             Chairman of the Board, Senior         17         None
 Chairman of the Board         Resource Group LLC
 (Independent and              (development and management of
 Non-Executive) (2006)         senior living communities)

---------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63         President and CEO, Fuller             15         None
 Director (2006)               Consulting (financial
                               management consulting firm)
---------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63           Private investor; former              17         JPMorgan Value Opportunities
 Director (2006)               President, Dumbarton Group LLC                   Fund, Inc.;
                               (securities industry                             The Swiss Helvetia Fund, Inc.
                               consulting); former Executive
                               Vice President - Policy and
                               Oversight, NASD
---------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,    Director, Accounting Program,          5         None
 54                            University of Redlands
 Director (2009)
---------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 74      Chairman of the Board, AECOM          13         Sempra Energy;
 Director (2006)               Technology Corporation                           SouthWest Water Company
                               (engineering, consulting and
                               professional technical
                               services)
---------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 66          Principal, The Sanchez Family         12         None
 Director (2006)               Corporation dba McDonald's
                               Restaurants (McDonald's
                               licensee)
---------------------------------------------------------------------------------------------------------------
 Margaret Spellings, 51        President and CEO, Margaret            3         None
 Director (2009)               Spellings & Company; former
                               United States Secretary of
                               Education, United States
                               Department of Education -
                               Federal Government Agency;
                               former Assistant to the
                               President for Domestic Policy,
                               The White House - Federal
                               Government, Executive Branch -
                               Domestic Policy
---------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 60     President and Professor of            14         None
 Director (2007)               Anthropology, The University
                               of Tulsa; former President and
                               Professor of Archaeology,
                               Claremont Graduate University
---------------------------------------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 11

"INTERESTED" DIRECTORS/6,7/

                                 PRINCIPAL OCCUPATION(S)
                                 DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS             NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED          OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE FUND             BY DIRECTOR            BY DIRECTOR
----------------------------------------------------------------------------------------------------------

 Abner D. Goldstine, 79       Senior Vice President - Fixed        11         None
 Vice Chairman and            Income, Capital Research and
 Director (2006)              Management Company; Director,
                              Capital Research and
                              Management Company
----------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr., 60       Vice Chairman of the Board,          13         None
 Vice Chairman and            Capital Research and
 Director (2006)              Management Company; Senior
                              Vice President - Fixed
                              Income, Capital Research and
                              Management Company
----------------------------------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 12

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 David A. Hoag, 44       Senior Vice President - Fixed Income, Capital
 President (2006)        Research and Management Company
-------------------------------------------------------------------------------
 Mark R. Macdonald,      Senior Vice President - Fixed Income, Capital
 50                      Research and Management Company; Director, Capital
 Senior Vice             Research and Management Company
 President (2006)
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 39           Management Group, Capital Research and Management
 Vice President          Company; Vice President and Counsel, Capital Bank and
 (2006)                  Trust Company*
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 45                      Capital Research and Management Company
 Secretary (2006)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34      Vice President - Fund Business Management Group,
 Treasurer (2006)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 34                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 M. Susan Gupton, 36     Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2008)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act, as amended.
2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2008 gross revenues.

6 "Interested persons" of the fund within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the fund's investment adviser,
 Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   Short-Term Bond Fund of America -- Page 13

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                            OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                            OWNED IN        INDEPENDENT      ALLOCATED TO
                                            ALL FUNDS        DIRECTORS         ALL FUNDS
                                             IN THE          DEFERRED           WITHIN
                        DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                            OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
         NAME            SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Richard G. Capen,           None         Over $100,000         N/A          Over $100,000
 Jr.
--------------------------------------------------------------------------------------------
 H. Frederick              $10,001 -      Over $100,000         N/A          Over $100,000
 Christie                   $50,000
--------------------------------------------------------------------------------------------
 James G. Ellis            $10,001 -      Over $100,000         N/A               N/A
                            $50,000
--------------------------------------------------------------------------------------------
 Martin Fenton             $50,001 -      Over $100,000         N/A          Over $100,000
                           $100,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller           None           $50,001 -      $1 - $10,000      Over $100,000
                                            $100,000
--------------------------------------------------------------------------------------------
 R. Clark Hooper             None         Over $100,000         N/A            $50,001 -
                                                                               $100,000
--------------------------------------------------------------------------------------------
 Laurel B.                   None             None              N/A               N/A
 Mitchell/3/
--------------------------------------------------------------------------------------------
 Richard G. Newman       Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Frank M. Sanchez        $1 - $10,000       $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Margaret                    None             None              N/A               N/A
 Spellings/4/
--------------------------------------------------------------------------------------------
 Steadman Upham              None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 14

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Abner D.                       None                    Over $100,000
 Goldstine
-----------------------------------------------------------------------------
 Paul G. Haaga,                 None                    Over $100,000
 Jr.
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

3 Dr. Mitchell was appointed to the board effective March 19, 2009.
4 Mrs. Spellings was appointed to the board effective June 2, 2009.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $688 to $1,394, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                   Short-Term Bond Fund of America -- Page 15

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED AUGUST 31, 2009

                                                                                                             TOTAL COMPENSATION
                                                                                                                 (INCLUDING
                                                                                                            VOLUNTARILY DEFERRED
                                                                                                              COMPENSATION/1/)
                                                                             AGGREGATE COMPENSATION       FROM ALL FUNDS MANAGED BY
                                                                              (INCLUDING VOLUNTARILY        CAPITAL RESEARCH AND
                                                                             DEFERRED COMPENSATION/1/)           MANAGEMENT
                                   NAME                                            FROM THE FUND        COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Richard J. Capen, Jr.                                                                $ 1,717                     $248,564
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                                  1,717                      366,509
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis                                                                         2,408                      221,988
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                       2,548                      439,940
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/                                                                   1,638                      366,079
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                        1,687                      397,938
------------------------------------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell/4/                                                                  1,748                       80,664
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                      2,465                      316,510
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                       2,947                      157,683
------------------------------------------------------------------------------------------------------------------------------------
 Margaret Spellings/5/                                                                 14,128                       30,250
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3/                                                                      1,572                      227,487
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended August 31, 2009 does not include earnings on amounts deferred in previous fiscal periods. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Martin Fenton ($7,153),
 Leonard R. Fuller ($288) and Steadman Upham ($3,172). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.
4 Dr. Mitchell was appointed to the board effective March 19, 2009.
5 Mrs. Spellings was appointed to the board effective June 2, 2009.

As of October 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on July 12, 2006. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a

                   Short-Term Bond Fund of America -- Page 16

member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of James G. Ellis, Martin Fenton, Richard G. Newman, Frank M. Sanchez
and Margaret Spellings, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2009 fiscal year.

The fund has a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis; Martin Fenton; Leonard R. Fuller; R. Clark
Hooper; Laurel B. Mitchell; Richard G. Newman; Frank M. Sanchez; Margaret
Spellings; and Steadman Upham, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee's principal

                   Short-Term Bond Fund of America -- Page 17

function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services
Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the
1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The fund has a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis; Martin Fenton; Leonard R.
Fuller; R. Clark Hooper; Richard G. Newman; Frank M. Sanchez and Steadman Upham,
none of whom is an "interested person" of the fund within the meaning of the
1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors.
The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Four nominating and governance committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds
(including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances,

                   Short-Term Bond Fund of America -- Page 18

proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

                   Short-Term Bond Fund of America -- Page 19

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

             NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
--------------------------------------------------------------------------------

 First Clearing, LLC                         Record      Class A        12.19%
 Custody Account                                         Class B        12.45
 St. Louis, MO                                           Class C        12.29
                                                         Class F-1       7.78
--------------------------------------------------------------------------------
 Edward D. Jones & Co.                       Record      Class A         9.79
 Omnibus Account                                         Class B         8.41
 Maryland Heights, MO
--------------------------------------------------------------------------------
 Merrill Lynch                               Record      Class B         7.37
 Omnibus Account                                         Class C        10.57
 Jacksonville, FL
--------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record      Class C         6.22
 Omnibus Account                                         Class F-1       5.76
 New York, NY
--------------------------------------------------------------------------------
 LPL Financial                               Record      Class F-1       6.78
 Omnibus Account
 San Diego, CA
--------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                  Record      Class F-1       6.07
 Custody Account
 San Francisco. CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2      35.55
 Personal Investment Management Account      Beneficial
 #1
 Irvine, CA
--------------------------------------------------------------------------------
 Capital Guardian Trust Company              Record      Class F-2       8.16
 Personal Investment Management Account      Beneficial
 #2
 Irvine, CA
--------------------------------------------------------------------------------
 Mesirow Financial, Inc.                     Record      Class R-1      14.93
 FBO Defined Benefit Pension Plan            Beneficial
 Chicago, IL
--------------------------------------------------------------------------------
 Defined Benefit Plan                        Beneficial  Class R-1      11.94
 White Plains, NY
--------------------------------------------------------------------------------
 Profit Sharing Plan #1                      Beneficial  Class R-1       5.93
 Dallas, PA
--------------------------------------------------------------------------------
 Profit Sharing Plan #2                      Beneficial  Class R-1       5.54
 Presto, PA
--------------------------------------------------------------------------------
 Profit Sharing Plan #3                      Beneficial  Class R-2       7.64
 Englewood, CO
--------------------------------------------------------------------------------
 Maron Construction Co., Inc.                Record      Class R-2       7.10
 Retirement PLan                             Beneficial
 Englewood, CO
--------------------------------------------------------------------------------
 Bazan Painting Company                      Record      Class R-3       5.38
 Retirement Plan                             Beneficial
 Greenwood Village, CO
--------------------------------------------------------------------------------
 City National Bank                          Record      Class R-4      23.98
 Los Angeles, CA
--------------------------------------------------------------------------------
 Hollenbeck Palms                            Record      Class R-4      16.29
 Retirement Plan                             Beneficial
 Los Angeles, CA
--------------------------------------------------------------------------------
 Thompson & Bowie LLP                        Record      Class R-4      10.66
 Greenwood Village, CO
--------------------------------------------------------------------------------
 NFS LLC FEBO                                Record      Class R-4       6.80
 Advisory Trust Co. of Delaware              Beneficial
 Phoenix, AZ
--------------------------------------------------------------------------------
 The Capital Group Companies                 Record      Class R-5      76.82
 Retirement Plans                            Beneficial
 Los Angeles, CA
--------------------------------------------------------------------------------
 Cardone Industries, Inc.                    Record      Class R-5      13.07
 401K Plan                                   Beneficial
 Denver, CO
--------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 20

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment

                   Short-Term Bond Fund of America -- Page 21

professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. The investment adviser's investment analysts do not currently manage a research portfolio in the fund.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are principally determined by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors are measured against the following benchmark: Barclays Capital U.S. Government/Credit 1-3
Years ex. BBB Index (formerly Lehman Brothers U.S. Government/Credit 1-3 Years
ex. BBB Index), Lipper Short-Intermediate Investment Grade Debt Funds Average
and Lipper Short U.S. Government Funds Average.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                   Short-Term Bond Fund of America -- Page 22

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF AUGUST 31, 2009:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER          NUMBER
                                     REGISTERED           POOLED          OF OTHER
                                     INVESTMENT         INVESTMENT        ACCOUNTS
                                  COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                      FOR WHICH         FOR WHICH         PORTFOLIO
                                      PORTFOLIO         PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR         COUNSELOR       IS A MANAGER
                      OF FUND       IS A MANAGER       IS A MANAGER      (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
----------------------------------------------------------------------------------------

 David A. Hoag       $100,001 -      3      $174.8         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 Mark R.                Over         4      $213.6         None              None
 Macdonald           $1,000,000
-----------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until October 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment

                   Short-Term Bond Fund of America -- Page 23

adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and daily net asset levels:

                                Net asset level

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------

         0.36%                 $            0             $  500,000,000
------------------------------------------------------------------------------
         0.33%                    500,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.30%                  1,000,000,000              1,500,000,000
------------------------------------------------------------------------------
         0.28%                  1,500,000,000              2,500,000,000
------------------------------------------------------------------------------
         0.26%                  2,500,000,000              4,000,000,000
------------------------------------------------------------------------------
         0.25%                  4,000,000,000                         --
------------------------------------------------------------------------------

For the fiscal years ended August 31, 2009, 2008 and 2007, the investment adviser was entitled to receive from the fund management fees of $7,401,000,
$2,167,000 and $451,000, respectively. After giving effect to the management fee waivers/expense reimbursements described below, the fund paid the investment adviser management fees of $7,226,000 (a reduction of $175,000), $1,950,000 (a reduction of $217,000) and $406,000 (a reduction of $45,000) for the fiscal years ended August 31, 2009, 2008 and 2007, respectively.

For the period from October 2, 2006 through December 31, 2008, the investment adviser agreed to waive 10% of the management fees that it was otherwise entitled to receive under the Agreement. The waiver was discontinued effective
January 1, 2009.

In addition, the investment adviser has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period.  This reimbursement may be adjusted or discontinued by the investment adviser at any time. For the period ended August 31, 2008, the total fees and expenses reimbursed by the investment adviser were $355,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from the investment adviser.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until October
31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the
Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of

                   Short-Term Bond Fund of America -- Page 24

independent directors. The investment adviser has the right to terminate the
Administrative Agreement upon 60 days' written notice to the fund. The
Administrative Agreement automatically terminates in the event of its assignment
(as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. For Class R-2 shares, the investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended August 31, 2009, the total fees paid by the investment adviser were $3,000.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and 529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder
Services Agreement between the fund and American Funds Service Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                 $213,000
--------------------------------------------------------------------------------
               CLASS F-1                                 158,000
--------------------------------------------------------------------------------
               CLASS F-2                                  47,000
--------------------------------------------------------------------------------
              CLASS 529-A                                 41,000
--------------------------------------------------------------------------------
              CLASS 529-B                                  4,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 13,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  2,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 4,000
--------------------------------------------------------------------------------
               CLASS R-1                                   3,000
--------------------------------------------------------------------------------
               CLASS R-2                                  42,000
--------------------------------------------------------------------------------
               CLASS R-3                                  18,000
--------------------------------------------------------------------------------
               CLASS R-4                                   6,000
--------------------------------------------------------------------------------
               CLASS R-5                                 109,000
--------------------------------------------------------------------------------
               CLASS R-6                                      --
--------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 25

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares sold prior to April 21, 2009, the
          Principal Underwriter sold its rights to the 0.75%
          distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The
          Principal Underwriter compensated investment dealers for sales of
          Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
C and 529-C shares. The fund also reimbursed the Principal Underwriter for advancing immediate service fees to qualified dealers on sales of Class B and
529-B shares prior to April 21, 2009. The fund also reimburses the Principal
Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4
shares.

                   Short-Term Bond Fund of America -- Page 26

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2009            $1,187,000          $4,798,000
                                                  2008               765,000           3,042,000
                                                  2007               440,000           1,693,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2009                 5,000               2,000
                                                  2008                 1,200                 152
                                                  2007                   405                  62
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2009               231,000                 209
                                                  2008                71,000               1,000
                                                  2007                 7,000                   2
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2009                76,000             305,000
                                                  2008                31,000             124,000
                                                  2007                14,000              51,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2009                   139                  --
                                                  2008                    63                  --
                                                  2007                     3                  --
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2009                14,000                  42
                                                  2008                 2,000                 399
                                                  2007                   359                  75
-----------------------------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 27

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.15% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.30% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After five quarters, these commissions are not recoverable. As of the fund's most recent fiscal year, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $3,804,000 or 0.16% of Class A net assets and for Class 529-A shares totaled $5,000 or 0.01% of Class 529-A net assets.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.15% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                   Short-Term Bond Fund of America -- Page 28

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                           0.25%        0.75%          1.00%
         -------------------------------------------------------------------------
          Class 529-C                       0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class F-1                         0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-F-1                     0.25           --           0.50
         -------------------------------------------------------------------------
          Class 529-E                       0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-1                         0.25         0.75           1.00
         -------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
         -------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
         -------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                  $4,365,000                  $896,000
------------------------------------------------------------------------------
        CLASS B                     661,000                    95,000
------------------------------------------------------------------------------
        CLASS C                   1,910,000                   489,000
------------------------------------------------------------------------------
       CLASS F-1                    331,000                   105,000
------------------------------------------------------------------------------
      CLASS 529-A                   119,000                    46,000
------------------------------------------------------------------------------
      CLASS 529-B                    35,000                     7,000
------------------------------------------------------------------------------
      CLASS 529-C                   148,000                    48,000
------------------------------------------------------------------------------
      CLASS 529-E                    14,000                     5,000
------------------------------------------------------------------------------
     CLASS 529-F-1                       --                        --
------------------------------------------------------------------------------
       CLASS R-1                     30,000                     9,000
------------------------------------------------------------------------------
       CLASS R-2                     70,000                    26,000
------------------------------------------------------------------------------
       CLASS R-3                     36,000                    13,000
------------------------------------------------------------------------------
       CLASS R-4                     10,000                     4,000
------------------------------------------------------------------------------

                   Short-Term Bond Fund of America -- Page 29

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the
American Funds for the last month of the prior calendar quarter.

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation

                   Short-Term Bond Fund of America -- Page 30

              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation
     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.

                   Short-Term Bond Fund of America -- Page 31

     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
              Wells Fargo Investments, LLC

                   Short-Term Bond Fund of America -- Page 32

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                   Short-Term Bond Fund of America -- Page 33

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                   Short-Term Bond Fund of America -- Page 34

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended August 31, 2009, 2008 and 2007.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Citigroup Global Markets Inc., Credit Suisse Group,
Goldman Sachs & Co. and Morgan Stanley. As of the fund's most recent fiscal year-end, the fund held debt securities of Citigroup Inc. in the amount of
$22,068,000, Credit Suisse Group in the amount of $5,379,000, Goldman Sachs &
Co. in the amount of $42,159,000 and Morgan Stanley in the amount of
$40,516,000.

                   Short-Term Bond Fund of America -- Page 35

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

                   Short-Term Bond Fund of America -- Page 36

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                   Short-Term Bond Fund of America -- Page 37

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below.
The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, proprietary pricing models and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

                   Short-Term Bond Fund of America -- Page 38

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                   Short-Term Bond Fund of America -- Page 39

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in

                   Short-Term Bond Fund of America -- Page 40

writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

                   Short-Term Bond Fund of America -- Page 41

     Dividends from domestic corporations may comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund to corporate shareholders may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to distribute its net capital gain each year. The fund's net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions.

                   Short-Term Bond Fund of America -- Page 42

Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of net capital gain that the fund properly designates as "capital gain dividends" generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. For non-corporate shareholders, a capital gain distribution by the fund is subject to a maximum tax rate of
     15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company

                   Short-Term Bond Fund of America -- Page 43

may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                   Short-Term Bond Fund of America -- Page 44

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                   Short-Term Bond Fund of America -- Page 45

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the
Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College
Savings Plan for use in the Virginia Education Savings Trust and the Virginia
Prepaid Education Program.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

                   Short-Term Bond Fund of America -- Page 46

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money
Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of
American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of
America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of
America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                   Short-Term Bond Fund of America -- Page 47

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

                   Short-Term Bond Fund of America -- Page 48

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                   Short-Term Bond Fund of America -- Page 49

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or

                   Short-Term Bond Fund of America -- Page 50

          the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

                   Short-Term Bond Fund of America -- Page 51

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                   Short-Term Bond Fund of America -- Page 52

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the

                   Short-Term Bond Fund of America -- Page 53

     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

                   Short-Term Bond Fund of America -- Page 54

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds
     Money Market Fund are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") as of the day prior to your American Funds investment or
     (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

                   Short-Term Bond Fund of America -- Page 55

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not

                   Short-Term Bond Fund of America -- Page 56

          subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an
          AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds Money Market Fund are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                   Short-Term Bond Fund of America -- Page 57

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds
Money Market Fund be wired to your bank by writing American Funds Service
Company. A signature guarantee is required on all requests to wire funds.

                   Short-Term Bond Fund of America -- Page 58

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

                   Short-Term Bond Fund of America -- Page 59

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase,

                   Short-Term Bond Fund of America -- Page 60

redemption and/or exchange options, you agree to hold the fund, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these services.
However, you may elect to opt out of these services by writing the Transfer
Agent (you may also reinstate them at any time by writing the Transfer Agent).
If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                   Short-Term Bond Fund of America -- Page 61

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $1,042,000 for Class A shares and $42,000 for Class B shares for the 2009 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on August 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund's current prospectus at no cost by calling 800/421-0180 or by sending an e-mail request to
prospectus@americanfunds.com. The fund's annual financial statements are audited by the

                   Short-Term Bond Fund of America -- Page 62

fund's independent registered public accounting firm, PricewaterhouseCoopers
LLP. In addition, shareholders may also receive proxy statements for the fund.
In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

                   Short-Term Bond Fund of America -- Page 63

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $10.02
Maximum offering price per share
  (100/97.50 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $10.28

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

                                                               PERCENT OF
 HOLDINGS BY TYPE OF INVESTMENT AS OF AUGUST 31, 2009          NET ASSETS
-----------------------------------------------------------------------------

 Bonds & notes of U.S. government & government agencies           41.6%
-----------------------------------------------------------------------------
 Corporate bonds & notes                                          13.6
-----------------------------------------------------------------------------
 Mortgage-backed obligations                                      12.2
-----------------------------------------------------------------------------
 Bonds & notes of government agencies outside the U.S.             5.2
-----------------------------------------------------------------------------
 Asset-backed obligations                                          4.9
-----------------------------------------------------------------------------
 Municipals                                                        0.4
-----------------------------------------------------------------------------
 Short-term securities & other assets less liabilities            22.1
-----------------------------------------------------------------------------

                                                               PERCENT OF
 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2009              NET ASSETS
-----------------------------------------------------------------------------

 U.S. government obligations*                                     30.0%
-----------------------------------------------------------------------------
 Federal agencies                                                 20.6
-----------------------------------------------------------------------------
 Aaa/AAA                                                          14.6
-----------------------------------------------------------------------------
 Aa/AA                                                             7.0
-----------------------------------------------------------------------------
 A/A                                                               5.5
-----------------------------------------------------------------------------
 Baa/BBB                                                           0.2
-----------------------------------------------------------------------------
 Short-term securities & other assets less liabilities            22.1
-----------------------------------------------------------------------------

* These securities are guaranteed by the full faith and credit of the U.S.
  government.

Because the fund is actively managed, its holdings will change over time.

For updated information on the fund's portfolio holdings, please visit us at
americanfunds.com.

                   Short-Term Bond Fund of America -- Page 64

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                   Short-Term Bond Fund of America -- Page 65

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

                   Short-Term Bond Fund of America -- Page 66

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

                   Short-Term Bond Fund of America -- Page 67

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
___________
*Qualified for sale only in certain
jurisdictions.

                   Short-Term Bond Fund of America -- Page 68

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                   Short-Term Bond Fund of America -- Page 69

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   Short-Term Bond Fund of America -- Page 70

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   Short-Term Bond Fund of America -- Page 71

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                   Short-Term Bond Fund of America -- Page 72

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .    For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

                   Short-Term Bond Fund of America -- Page 73

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   Short-Term Bond Fund of America -- Page 74

...

[logo – American Funds®]

Short-Term Bond Fund of AmericaSM
Investment portfolio

August 31, 2009

Bonds & notes — 77.92%	Principal amount (000)	Value (000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 41.59%
U.S. Treasury 3.50% 2009	$1,000	$1,010
U.S. Treasury 0.875% 20101,2	11,382	11,381
U.S. Treasury 1.25% 2010	20,000	20,180
U.S. Treasury 2.00% 2010	30,000	30,498
U.S. Treasury 2.00% 2010	10,000	10,087
U.S. Treasury 2.875% 2010	5,000	5,103
U.S. Treasury 4.375% 2010	10,000	10,494
U.S. Treasury 4.50% 2010	16,000	16,778
U.S. Treasury 4.75% 2010	12,000	12,245
U.S. Treasury 5.75% 2010	45,000	47,277
U.S. Treasury 6.50% 2010	20,000	20,566
U.S. Treasury 0.875% 2011	25,000	25,026
U.S. Treasury 0.875% 2011	20,000	20,069
U.S. Treasury 0.875% 2011	10,000	10,023
U.S. Treasury 1.125% 2011	25,000	24,973
U.S. Treasury 1.75% 2011	65,000	65,904
U.S. Treasury 4.625% 2011	20,000	21,441
U.S. Treasury 4.625% 2011	9,000	9,710
U.S. Treasury 4.875% 2011	25,000	26,687
U.S. Treasury 5.00% 2011	10,000	10,631
U.S. Treasury 5.125% 2011	20,000	21,544
U.S. Treasury 1.375% 2012	20,000	20,052
U.S. Treasury 1.75% 2012	15,000	15,119
U.S. Treasury 4.25% 2012	10,000	10,832
U.S. Treasury 4.625% 2012	5,000	5,418
U.S. Treasury 4.75% 2012	30,000	32,744
U.S. Treasury 3.125% 2013	32,000	33,416
U.S. Treasury 3.125% 2013	10,000	10,446
U.S. Treasury 3.375% 2013	60,000	63,377
U.S. Treasury 3.375% 2013	40,000	42,236
U.S. Treasury 3.50% 2013	11,000	11,669
U.S. Treasury 3.875% 2013	25,000	26,840
U.S. Treasury 11.75% 2014	5,000	5,118
Fannie Mae 1.75% 2011	35,000	35,449
Fannie Mae 3.625% 2011	10,000	10,485
Fannie Mae 5.50% 2011	2,000	2,140
Fannie Mae 6.00% 2011	16,000	17,346
Fannie Mae 2.00% 2012	40,000	40,542
Fannie Mae 6.125% 2012	12,000	13,379
Fannie Mae 2.75% 2014	20,000	20,184
Federal Home Loan Bank 2.25% 2009	4,000	4,007
Federal Home Loan Bank 2.50% 2009	5,000	5,003
Federal Home Loan Bank 2.72% 2009	5,000	5,006
Federal Home Loan Bank 4.375% 2009	3,500	3,504
Federal Home Loan Bank 3.375% 2010	10,000	10,308
Federal Home Loan Bank 3.625% 2010	10,000	10,386
Federal Home Loan Bank 7.625% 2010	3,760	3,949
Federal Home Loan Bank 2.875% 2011	10,000	10,308
Federal Home Loan Bank 3.375% 2011	5,000	5,210
Federal Home Loan Bank 5.60% 2011	5,000	5,406
Federal Home Loan Bank 1.75% 2012	12,000	11,991
Federal Home Loan Bank 2.25% 2012	20,000	20,365
Federal Home Loan Bank 4.625% 2012	10,000	10,835
Federal Home Loan Bank 3.625% 2013	30,000	31,452
Freddie Mac 4.125% 2009	5,000	5,048
Freddie Mac 2.875% 2010	34,570	35,508
Freddie Mac 5.25% 2011	10,000	10,769
Freddie Mac 1.75% 2012	25,000	25,030
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	3,000	3,036
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.125% 2012	15,000	15,081
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	25,000	25,292
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 0.744% 20123	15,000	15,130
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	25,000	25,386
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 0.829% 20123	25,000	25,166
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	12,250	12,745
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.854% 20123	15,000	15,183
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	20,000	20,288
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 1.85% 2011	25,000	25,361
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,100
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.50% 2011	10,000	10,055
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,021
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	18,000	18,547
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	4,165	4,206
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	10,000	10,172
Federal Agricultural Mortgage Corp. 3.875% 2011	3,000	3,105
Federal Agricultural Mortgage Corp. 5.50% 20114	7,000	7,500
Federal Farm Credit Banks, Consolidated Systemwide Bonds, 0.285% 20133	8,000	7,974
Private Export Funding Corp. 4.974% 2013	5,000	5,487
United States Government Agency-Guaranteed (FDIC insured), GMAC LLC 2.20% 2012	5,000	5,044
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	3,000	3,119
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	2,000	2,062
		1,332,564

CORPORATE BONDS & NOTES — 13.65%
Financials — 3.71%
US Bank NA 6.375% 2011	8,000	8,661
US Bank NA 4.95% 2014	2,000	2,131
MassMutual Global Funding II, 3.625% 20124	9,750	9,818
Metropolitan Life Global Funding I, 5.125% 20134	2,000	2,059
MetLife Global Funding 5.125% 20144	5,000	5,216
Berkshire Hathaway Finance Corp. 4.60% 2013	6,625	6,988
Bank of New York Mellon Corp., Series G, 4.95% 2012	4,000	4,333
Bank of New York Mellon Corp., Series G, 5.125% 2013	2,000	2,154
TIAA Global Markets 4.95% 20134	5,500	5,821
Northern Trust Corp. 5.20% 2012	1,000	1,073
Northern Trust Corp. 5.50% 2013	4,200	4,585
Credit Suisse Group AG 5.50% 2014	5,000	5,379
PNC Funding Corp. 5.40% 2014	5,000	5,352
Simon Property Group, LP 4.875% 2010	5,000	5,124
New York Life Global Funding 5.25% 20124	4,500	4,791
Merrill Lynch & Co., Inc., Series C, 0.867% 20123	1,000	932
Bank of America Corp. 5.375% 2012	2,000	2,067
Countrywide Financial Corp., Series B, 5.80% 2012	1,500	1,557
JPMorgan Chase & Co. 5.60% 2011	2,000	2,112
JPMorgan Chase & Co. 5.375% 2012	2,000	2,149
Goldman Sachs Group, Inc. 3.625% 2012	4,160	4,248
Allstate Life Global Funding Trust, Series 2008-1, 0.972% 20103	2,000	1,997
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	2,000	2,115
American Honda Finance Corp. 0.846% 20103,4	4,000	3,990
Jackson National Life Global 5.375% 20134	3,750	3,787
Monumental Global Funding 5.50% 20134	2,995	3,033
Prudential Financial, Inc., Series D, 5.10% 2011	1,000	1,023
Prudential Financial, Inc., Series B, 4.75% 2014	2,000	1,962
Barclays Bank PLC 5.20% 2014	2,670	2,806
Principal Life Insurance Co. 6.25% 20124	2,600	2,724
Citigroup Inc. 5.50% 2013	2,000	1,992
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	2,000	1,878
Hartford Life Insurance Co. 0.609% 20123	2,000	1,824
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20104	1,375	1,386
American Express Centurion Bank 5.55% 2012	1,000	1,040
Marshall & Ilsley Corp. 0.916% 20123	1,000	721
		118,828

Health care — 3.08%
Roche Holdings Inc. 4.50% 20124	15,000	15,929
Roche Holdings Inc. 5.00% 20144	5,000	5,369
Pfizer Inc. 4.45% 2012	20,000	21,198
Merck & Co., Inc. 1.875% 2011	18,870	19,068
Novartis Capital Corp. 4.125% 2014	15,000	15,750
Eli Lilly and Co. 3.55% 2012	4,250	4,451
Eli Lilly and Co. 4.20% 2014	5,000	5,301
GlaxoSmithKline Capital Inc. 4.85% 2013	8,000	8,573
Aetna Inc. 5.75% 2011	1,753	1,845
AstraZeneca PLC 5.40% 2012	1,000	1,098
		98,582

Energy — 1.72%
Shell International Finance B.V. 4.00% 2014	20,000	20,962
BP Capital Markets PLC 0.824% 20103	3,000	3,000
BP Capital Markets PLC 3.125% 2012	10,000	10,325
BP Capital Markets PLC 3.875% 2015	5,000	5,170
Chevron Corp. 3.95% 2014	15,000	15,747
		55,204

Telecommunication services — 1.17%
Verizon Global Funding Corp. 7.25% 2010	1,000	1,065
Verizon Communications Inc. 3.75% 20114	14,500	14,979
Verizon Communications Inc. 7.375% 20134	5,000	5,737
Verizon Communications Inc. 5.55% 20144	2,000	2,165
AT&T Inc. 4.95% 2013	7,500	8,023
France Télécom 4.375% 2014	2,800	2,929
Singapore Telecommunications Ltd. 6.375% 20114	2,500	2,729
		37,627

Consumer staples — 1.16%
Procter & Gamble Co. 1.35% 2011	5,000	5,015
Procter & Gamble Co. 4.60% 2014	10,000	10,748
Coca-Cola Co. 3.625% 2014	10,000	10,343
Diageo Capital PLC 7.375% 2014	4,000	4,625
Walgreen Co. 4.875% 2013	4,000	4,316
PepsiCo, Inc. 4.65% 2013	2,000	2,148
		37,195

Utilities — 0.91%
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2009-B, 4.15% 2014	16,250	16,912
Southern Co., Series 2008-A, 1.125% 20103	2,000	2,014
Alabama Power Co., Series 2007-D, 4.85% 2012	3,750	4,063
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,071
Georgia Power Co., Series 2008-D, 6.00% 2013	2,600	2,901
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	2,000	2,137
		29,098

Industrials — 0.71%
Honeywell International Inc. 3.875% 2014	8,400	8,731
Canadian National Railway Co. 4.95% 2014	5,000	5,372
Raytheon Co. 5.375% 2013	2,000	2,144
Raytheon Co. 6.75% 2018	1,225	1,426
John Deere Capital Corp., Series D, 4.90% 2013	3,000	3,189
Caterpillar Financial Services Corp., Series F, 4.85% 2012	750	788
Caterpillar Financial Services Corp., Series F, 4.25% 2013	1,000	1,017
		22,667

Information technology — 0.67%
Hewlett-Packard Co. 2.25% 2011	7,000	7,130
Hewlett-Packard Co. 2.95% 2012	10,000	10,243
International Business Machines Corp. 1.082% 20113	3,000	3,037
Cisco Systems, Inc. 5.25% 2011	1,000	1,058
		21,468

Consumer discretionary — 0.52%
Stanford University 3.625% 2014	7,000	7,154
Walt Disney Co. 4.70% 2012	1,500	1,622
Walt Disney Co. 4.50% 2013	5,000	5,304
McDonald’s Corp., Series I, 4.30% 2013	2,500	2,654
		16,734

Total corporate bonds & notes		437,403

MORTGAGE-BACKED OBLIGATIONS5 — 12.22%
Fannie Mae 4.00% 2019	40,901	42,250
Fannie Mae 4.00% 2019	19,484	20,126
Fannie Mae 4.00% 2019	14,731	15,217
Fannie Mae 4.50% 2020	8,594	9,000
Fannie Mae 4.50% 2020	4,529	4,753
Fannie Mae 4.50% 2020	3,787	3,974
Fannie Mae 4.50% 2021	17,922	18,678
Fannie Mae 4.50% 2021	3,740	3,898
Fannie Mae 5.50% 2021	1,334	1,408
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	575	594
Fannie Mae 5.50% 2022	11,443	12,062
Fannie Mae 5.00% 2023	5,243	5,436
Fannie Mae 5.00% 2023	3,506	3,635
Fannie Mae 5.00% 2023	2,508	2,618
Fannie Mae 5.00% 2023	2,094	2,186
Fannie Mae 5.00% 2023	1,783	1,862
Fannie Mae 5.00% 2023	1,686	1,760
Fannie Mae 5.00% 2023	1,556	1,624
Fannie Mae 5.50% 2023	7,934	8,363
Fannie Mae 5.50% 2023	1,398	1,474
Fannie Mae 6.00% 2023	8,111	8,662
Fannie Mae 6.00% 2023	1,008	1,076
Fannie Mae 4.00% 2024	9,886	10,003
Fannie Mae 5.50% 2024	4,067	4,294
Fannie Mae 5.50% 2024	2,511	2,647
Fannie Mae 6.00% 2024	6,705	7,138
Fannie Mae 6.00% 2024	5,272	5,617
Fannie Mae, Series 2007-114, Class A7, 0.466% 20372,3	7,500	6,975
Fannie Mae 5.274% 20373	2,654	2,794
Fannie Mae 6.785% 20373	848	901
Fannie Mae 5.47% 20383	5,130	5,412
Fannie Mae 3.58% 20393	4,621	4,654
Fannie Mae 3.655% 20393	10,097	10,275
Fannie Mae 3.861% 20393	5,374	5,511
Fannie Mae 3.951% 20393	5,400	5,537
Freddie Mac, Series K003, Class A1, 2.225% 20132	2,453	2,463
Freddie Mac 5.597% 20363	9,130	9,589
Freddie Mac 5.698% 20373	2,206	2,320
Freddie Mac 5.711% 20373	1,905	2,013
Freddie Mac 5.79% 20373	2,362	2,492
Freddie Mac 5.889% 20373	4,147	4,363
Freddie Mac 5.187% 20383	3,629	3,791
Freddie Mac 5.188% 20383	2,829	2,951
Freddie Mac 5.524% 20383	5,016	5,279
Freddie Mac 5.578% 20383	231	243
Freddie Mac 3.923% 20393	6,789	6,955
Freddie Mac 3.933% 20393	4,562	4,676
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,871	1,902
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	892	893
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	289	294
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	1,797	1,802
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-3, 5.197% 2037	1,250	1,239
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 20373	1,731	1,727
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-2, 4.302% 2038	3,190	3,053
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNC1, Class A-2, 4.555% 2041	492	496
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	2,500	2,435
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	1,815	1,869
CS First Boston Mortgage Securities Corp., Series 2001-CK3, Class A-4, 6.53% 2034	2,500	2,614
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,958	2,051
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	899	901
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	2,000	2,098
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	111	111
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-1, 4.367% 2039	97	98
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 20403	1,000	985
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class A-2FL, 0.641% 20183,4	4,000	3,987
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class C, 6.878% 20184	4,000	4,322
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	2,633	2,705
Salomon Brothers Commercial Mortgage Trust, Series 2001-C2, Class A-3, 6.499% 2036	3,641	3,815
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A-2, 3.285% 2035	3,507	3,508
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,500	2,499
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 20154	5,000	5,211
Bank of America 5.50% 20124	5,000	5,148
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	1,000	989
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A-2, 5.868% 20323	4,000	4,038
Morgan Stanley Capital I Trust, Series 2003-TOP11, Class A-2, 4.34% 2041	293	296
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.378% 20423	1,550	1,573
Morgan Stanley Capital I Trust, Series 2005-IQ11, Class A-2, 5.693% 20423	2,700	2,719
DEPFA ACS Bank 4.75% 2010	3,980	4,007
Banc of America Commercial Mortgage Inc., Series 2001-PB1, Class A-2, 5.787% 2035	645	668
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	1,697	1,773
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	1,300	1,313
HBOS Treasury Services PLC 5.00% 20114	3,000	3,024
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	1,147	1,152
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-6A, 5.11% 20423	1,000	994
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-1, 5.203% 2045	814	820
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	1,747	1,738
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	1,197	1,228
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.386% 20463	3,172	2,952
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	223	220
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 20453	590	581
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	1,985	1,992
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	2,683	2,756
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	1,693	1,730
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	459	461
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20443	372	382
GMAC Commercial Mortgage Securities, Inc., Series 2004-C1, Class A-2, 4.10% 2038	321	324
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A-4, 4.547% 2041	1,750	1,719
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-1, 5.916% (undated)3	1,702	1,740
Nationwide Building Society, Series 2007-2, 5.50% 20124	1,500	1,545
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,375	1,370
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	355	357
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	500	508
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	436	439
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.445% 20193,4	378	377
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.989% 20363	320	284
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 20363	152	142
		391,523

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 5.17%
France Government Agency-Guaranteed, Société Finance 2.25% 20124	20,985	21,140
France Government Agency-Guaranteed, Société Finance 3.375% 20144	5,000	5,083
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20124	18,000	18,130
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20144	3,550	3,534
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20134	20,000	20,111
Australia and New Zealand Government Agency-Guaranteed, Australia and
New Zealand Banking Group Ltd. 0.893% 20123,4	20,000	19,979
Australia Government Agency-Guaranteed, National Australia Bank 1.048% 20143,4	15,000	15,031
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20144	3,500	3,513
Denmark Government Agency-Guaranteed, Danske Bank 0.757% 20123,4	17,500	17,544
United Kingdom Government Agency-Guaranteed, Lloyds TSB Group PLC 2.80% 20124	15,000	15,333
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 1.108% 20143,4	10,000	10,084
International Bank for Reconstruction and Development 0.441% 20103	10,000	10,007
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20124	6,250	6,308
		165,797

ASSET-BACKED OBLIGATIONS5 — 4.90%
Reliant Energy Transition Bond Company LLC, Series 2001-1, Class A-4, 5.63% 2015	17,140	18,541
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	979	1,021
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	10,969	11,430
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	2,000	2,000
CarMax Auto Owner Trust, Series 2007-3, Class A-3a, 5.19% 2011	1,569	1,602
CarMax Auto Owner Trust, Series 2008-2, Class A-3a, 4.99% 2012	3,000	3,127
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	5,250
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	325	330
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-4, 4.37% 2014	2,275	2,390
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,020	5,262
Citibank Credit Card Issuance Trust, Class 2004-A7, 0.497% 20133	2,000	1,965
Citibank Credit Card Issuance Trust, Class 2001-A7, 0.575% 20133	2,000	1,972
Citibank Credit Card Issuance Trust, Series 2006, Class A4, 5.45% 2013	585	621
Citibank Credit Card Issuance Trust, Class 2007-A7, 0.623% 20143	3,000	2,954
FPL Recovery Funding LLC, Series 2007-A, Class A-1, 5.053% 2013	3,904	4,018
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	3,000	3,220
Chase Issuance Trust, Series 2007-A9, Class A, 0.303% 20143	3,000	2,935
Chase Issuance Trust, Series 2008-13, Class A, 2.129% 20153	3,000	3,069
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	5,750	5,755
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	3,935	3,979
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	1,500	1,553
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	239	240
Triad Automobile Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.42% 2013	1,720	1,731
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	3,431	3,463
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	1,864	1,886
DaimlerChrysler Auto Trust, Series 2008-B, Class A-3a, 4.71% 2012	3,000	3,103
BA Credit Card Trust, Series 2006-6, Class A, 0.303% 20133	4,000	3,916
BA Credit Card Trust, Series 2006-A16, Class A, 4.72% 2013	900	937
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-1, 4.98% 2012	1,533	1,554
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	3,000	3,189
Discover Card Master Trust I, Series 2006-1, Class A2, 0.323% 20133	4,750	4,675
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	4,000	4,354
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 20144	2,000	2,086
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.323% 20153,4	2,000	1,952
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	3,500	3,999
MBNA Credit Card Master Note Trust, Series 2004-8, Class A, 0.423% 20143	2,000	1,958
MBNA Credit Card Master Note Trust, Series 2005-10, Class A, 0.333% 20153	2,000	1,898
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	3,500	3,618
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20144	3,500	3,544
CL&P Funding LLC, Series 2001-1, Class A-5, 6.21% 2011	3,272	3,392
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 20134	1,500	1,509
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 20144	1,000	1,016
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	594	603
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	1,500	1,554
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	2,000	2,092
CPL Transition Funding LLC, Series 2002-1, Class A-4, 5.96% 2015	1,825	1,993
Consumers Funding LLC, Series 2001-1, Class A-4, 4.98% 2012	36	37
Consumers Funding LLC, Series 2001-1, Class A-5, 5.43% 2015	1,525	1,640
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-3, 4.13% 2013	1,607	1,654
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,557
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	1,500	1,514
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	1,206	1,273
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 20104	1,130	1,143
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	1,000	998
Capital One Multi-asset Execution Trust, Series 2006-2, Class A, 4.85% 2013	825	861
BMW Vehicle Lease Trust, Series 2007-1, Class A-3B, 0.513% 20133	780	780
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A-3A, 5.29% 2012	636	650
Boston Edison Co., Series 1999-1, Class A-5, 7.03% 2012	500	509
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 20104	447	449
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A-2, 4.81% 2014	210	220
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 0.516% 20363	228	187
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20174	119	94
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 20353	37	35
		156,857

MUNICIPALS — 0.39%
State of Maryland, Howard Hughes Medical Institute, Taxable Fixed Rate Bonds, 3.45% 2014	6,300	6,397
State of Georgia, Municipal Electric Authority, Project One Bonds, Taxable Series 2009-A, 5.00% 2012	3,000	3,173
State of Wisconsin, General Fund Annual Appropriation Refunding Bonds, Series 2008-A, FSA insured, 3.479% 2011	3,000	3,070
		12,640

Total bonds & notes (cost: $2,446,451,000)		2,496,784

	Principal amount	Value
Short-term securities — 21.38%	(000)	(000)

U.S. Treasury Bills 0.18%–0.41% due 9/15–10/15/2009	$45,150	$45,144
BNP Paribas Finance Inc. 0.21%–0.30% due 9/14–10/13/2009	44,200	44,191
NetJets Inc. 0.20% due 9/24–10/23/20094	39,900	39,887
Province of Ontario 0.23%–0.25% due 10/7–11/5/2009	39,000	38,984
KfW 0.22%–0.24% due 9/10–10/22/20094	36,900	36,891
Jupiter Securitization Co., LLC 0.22%–0.27% due 9/10–9/22/20094	36,500	36,495
ING (U.S.) Funding LLC 0.24%–0.26% due 9/9–10/1/2009	35,500	35,496
Coca-Cola Co. 0.21% due 9/11/20094	35,300	35,298
Total Capital SA 0.24% due 9/9/20094	25,000	25,000
Total Capital Canada Ltd. 0.25% due 10/8/20094	10,300	10,297
National Australia Funding (Delaware) Inc. 0.26% due 11/12/20094	32,500	32,480
Procter & Gamble International Funding S.C.A. 0.22% due 10/19–11/4/20094	30,200	30,186
Old Line Funding, LLC 0.28% due 9/8/20094	18,800	18,799
Thunder Bay Funding, LLC 0.17% due 9/2/20094	7,700	7,700
Calyon North America Inc. 0.25%–0.26% due 9/3/2009	25,510	25,509
Chevron Funding Corp. 0.19% due 10/2/2009	25,300	25,296
Merck & Co. Inc. 0.17% due 9/16/2009	25,000	24,998
Harvard University 0.19% due 9/17/2009	25,000	24,998
CBA (Delaware) Finance Inc. 0.25% due 11/30/2009	25,000	24,983
Westpac Banking Corp. 0.28% due 11/3/20094	23,700	23,687
Fannie Mae 0.54% due 7/13/2010	23,300	23,223
International Bank for Reconstruction and Development 0.17%–0.19% due 11/19–12/18/2009	19,200	19,191
Siemens Capital Co. LLC 0.15% due 9/28/20094	16,000	15,998
Federal Home Loan Bank 0.24% due 9/1/2009	14,300	14,300
Bank of America Corp. 0.20% due 9/1/2009	10,800	10,800
Denmark (Kingdom of) 0.22% due 11/3/2009	7,800	7,796
Abbott Laboratories 0.20%–0.21% due 9/23–9/29/20094	7,550	7,548

Total short-term securities (cost: $685,155,000)		685,175

Total investment securities (cost: $3,131,606,000)		3,181,959
Other assets less liabilities		22,403

Net assets		$3,204,362

1	Index-linked bond whose principal amount moves with a government retail price index.
2	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $20,819,000, which represented .65% of the net assets of the fund.
3	Coupon rate may change periodically.
4
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $608,496,000, which represented 18.99% of the net assets of the fund.

5	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-948-1009O-S21427

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Short-Term Bond Fund of America, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Short-Term Bond Fund of America, Inc. (the "Fund") as of August 31, 2009, and for the year then ended and have issued our unqualified report thereon dated October 13, 2009 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the “Portfolio”) as of August 31, 2009 appearing in Item 6 of this Form N-CSR. The Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on the Portfolio based on our audit.

In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2009

Financial statements

Statement of assets and liabilities
at August 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value (cost: $3,131,606)		$3,181,959
Cash		54
Receivables for:
Sales of investments	$1,148
Sales of fund's shares	19,756
Interest	17,574	38,478
		3,220,491
Liabilities:
Payables for:
Repurchases of fund's shares	12,616
Dividends on fund's shares	545
Investment advisory services	804
Services provided by affiliates	1,930
Directors' deferred compensation	11
Other	223	16,129
Net assets at August 31, 2009		$3,204,362

Net assets consist of:
Capital paid in on shares of capital stock		$3,169,433
Distributions in excess of net investment income		(10)
Accumulated net realized loss		(15,414)
Net unrealized appreciation		50,353
Net assets at August 31, 2009		$3,204,362

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 1,000,000 shares, $.001 par value (319,818 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$2,357,579	235,303	$10.02
Class B	78,949	7,880	10.02
Class C	219,256	21,883	10.02
Class F-1	155,568	15,527	10.02
Class F-2	227,308	22,687	10.02
Class 529-A	76,623	7,648	10.02
Class 529-B	5,780	577	10.02
Class 529-C	23,078	2,303	10.02
Class 529-E	4,311	430	10.02
Class 529-F-1	8,226	821	10.02
Class R-1	3,250	325	10.02
Class R-2	15,270	1,524	10.02
Class R-3	12,548	1,252	10.02
Class R-4	7,415	740	10.02
Class R-5	9,201	918	10.02
Class R-6	-	-	-

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $10.28 each.

See Notes to Financial Statements

Statement of operations
for the year ended August 31, 2009	(dollars in thousands)

Investment income:
Income:
Interest		$58,970

Fees and expenses*:
Investment advisory services	$7,401
Distribution services	7,729
Transfer agent services	1,084
Administrative services	734
Reports to shareholders	93
Registration statement and prospectus	743
Directors' compensation	32
Auditing and legal	77
Custodian	13
State and local taxes	12
Other	107
Total fees and expenses before waivers	18,025
Less waivers of fees and expenses:
Investment advisory services	175
Administrative services	3
Total fees and expenses after waivers		17,847
Net investment income		41,123

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(12,266)
Net unrealized appreciation on investments		58,973
Net realized loss and unrealized appreciation on investments		46,707

Net increase in net assets resulting from operations		$87,830

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Year ended August 31
	2009	2008
Operations:
Net investment income	$41,123	$21,816
Net realized loss on investments	(12,266)	(2,036)
Net unrealized appreciation (depreciation) on investments	58,973	(8,311)
Net increase in net assets resulting from operations	87,830	11,469

Dividends paid or accrued to shareholders from net investment income	(42,213)	(21,895)

Net capital share transactions	2,000,317	874,280

Total increase in net assets	2,045,934	863,854

Net assets:
Beginning of year	1,158,428	294,574
End of year (including distributions in excess of net investment
income: $(10) and $(7), respectively)	$3,204,362	$1,158,428

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – Short-Term Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income while preserving capital by investing in high-quality debt securities and maintaining a portfolio with a dollar-weighted average maturity no greater than three years.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and     R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The fund's income and the value of its portfolio holdings may fluctuate in response to economic, political or social events in the U.S. or abroad. The prices of, and the income generated by, the securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. This is known as prepayment risk. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and “prepay” their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund’s income.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. The loans underlying asset-backed securities are subject to prepayments that can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund commenced operations on October 2, 2006; therefore, the fund’s only tax years, 2006, 2007 and 2008, remain open for U.S. federal and state tax authorities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended August 31, 2009, the fund reclassified $1,093,000 from accumulated net realized loss to distributions in excess of net investment income and $6,000 from distributions in excess of net investment income to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of August 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	(dollars in thousands)
Undistributed ordinary income		$546
Capital loss carryforwards*:
Expiring 2016	$(24)
Expiring 2017	(8,176)	(8,200)
Post-October capital loss deferrals (realized during the period November 1, 2008, through August 31, 2009)†		(7,213)
Gross unrealized appreciation on investment securities		52,130
Gross unrealized depreciation on investment securities		(1,778)
Net unrealized appreciation on investment securities		50,352
Cost of investment securities		3,131,607

*The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

†These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

	Year ended August 31
Share class	2009		2008
Class A	$32,209		$16,751
Class B	719		324
Class C	2,006		791
Class F-1	2,400		1,460
Class F-2(1)	1,064		-	(2)
Class 529-A	807		497
Class 529-B	33		19
Class 529-C	138		77
Class 529-E	41		21
Class 529-F-1	110		70
Class R-1	34		31
Class R-2	91		70
Class R-3	104		97
Class R-4	67		11
Class R-5	2,390		1,676
Class R-6(3)	-	(2)	-
Total	$42,213		$21,895

(1)Class F-2 was offered beginning August 1, 2008.
(2)Amount less than one thousand.
(3)Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. CRMC waived a portion of its investment advisory services fee commencing on October 2, 2006, and terminating on December 31, 2008. During the year ended August 31, 2009, total investment advisory services fees waived by CRMC were $175,000. As a result, the fee shown on the accompanying financial statements of $7,401,000, which was equivalent to an annualized rate of 0.309%, was reduced to $7,226,000, or 0.302% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25%* of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2009, unreimbursed expenses subject to reimbursement totaled $3,804,000 and $5,000 for Classes A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00*	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50
*Effective September 1, 2009, the service fee for Class A, 529-A, B and 529-B shares will be reduced to 0.15%, and the approved plan limits for Class B and 529-B shares will be reduced to 0.90%.

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended August 31, 2009, the total administrative services fees paid by CRMC were $3,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended August 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$4,365	$1,042	Not applicable	Not applicable	Not applicable
Class B	661	42	Not applicable	Not applicable	Not applicable
Class C	1,910	Included in administrative services	$187	$26	Not applicable
Class F-1	331		143	15	Not applicable
Class F-2	Not applicable		45	2	Not applicable
Class 529-A	119		36	5	$47
Class 529-B	35		3	1	3
Class 529-C	148		11	2	15
Class 529-E	14		2	- (*)	3
Class 529-F-1	-		4	- (*)	6
Class R-1	30		2	1	Not applicable
Class R-2	70		14	28	Not applicable
Class R-3	36		9	9	Not applicable
Class R-4	10		5	1	Not applicable
Class R-5	Not applicable		107	2	Not applicable
Class R-6†	Not applicable		- (*)	- (*)	Not applicable
Total	$7,729	$1,084	$568	$92	$74
*Amount less than one thousand.
†Class R-6 was offered beginning May 1, 2009.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $32,000, shown on the accompanying financial statements, includes $33,000 in current fees (either paid in cash or deferred) and a net decrease of $1,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds & notes:
Bonds & notes of U.S. government & government agencies	$-	$1,332,564	$-	$1,332,564
Corporate bonds & notes	-	437,403	-	437,403
Mortgage-backed obligations	-	384,548	6,975	391,523
Bonds & notes of government agencies outside the U.S.	-	165,797	-	165,797
Asset-backed obligations	-	156,857	-	156,857
Municipals	-	12,640	-	12,640
Short-term securities	-	685,175	-	685,175
Total	$-	$3,174,984	$6,975	$3,181,959

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the year ended August 31, 2009 (dollars in thousands):

	Beginning			Ending
	value	Net	Net unrealized	value
	at 9/1/2008	purchases	appreciation (*)	at 8/31/2009
Investment securities	$-	$6,956	$19	$6,975

Net unrealized appreciation during the period on Level 3 investment securities held at August 31, 2009 (dollars in thousands) (*):				$19

(*) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)		Net increase (decrease)
	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Year ended August 31, 2009
Class A	$2,797,640	283,317	$28,318		2,864		$(1,317,307)	(133,157)	$1,508,651	153,024
Class B	99,697	10,110	640		65		(45,568)	(4,606)	54,769	5,569
Class C	282,142	28,609	1,798		182		(137,360)	(13,885)	146,580	14,906
Class F-1	206,895	20,956	2,017		204		(129,491)	(13,087)	79,421	8,073
Class F-2	259,494	26,198	820		82		(36,052)	(3,623)	224,262	22,657
Class 529-A	67,792	6,856	802		81		(15,025)	(1,518)	53,569	5,419
Class 529-B	5,479	554	33		3		(996)	(100)	4,516	457
Class 529-C	22,977	2,324	136		14		(5,651)	(570)	17,462	1,768
Class 529-E	4,311	436	41		4		(1,076)	(108)	3,276	332
Class 529-F-1	6,132	621	110		11		(1,051)	(106)	5,191	526
Class R-1	5,995	607	31		3		(4,650)	(472)	1,376	138
Class R-2	15,508	1,569	90		9		(4,578)	(463)	11,020	1,115
Class R-3	12,653	1,278	101		10		(4,697)	(476)	8,057	812
Class R-4	8,745	882	64		7		(3,116)	(314)	5,693	575
Class R-5	106,553	10,759	2,148		218		(232,227)	(23,489)	(123,526)	(12,512)
Class R-6(2)	140	14	-		-		(140)	(14)	-	-
Total net increase
(decrease)	$3,902,153	395,090	$37,149		3,757		$(1,938,985)	(195,988)	$2,000,317	202,859

Year ended August 31, 2008
Class A	$870,759	87,098	$14,460		1,448		$(301,666)	(30,182)	$583,553	58,364
Class B	25,368	2,535	283		28		(7,168)	(718)	18,483	1,845
Class C	79,300	7,940	727		73		(18,625)	(1,867)	61,402	6,146
Class F-1	83,964	8,399	1,163		117		(32,928)	(3,290)	52,199	5,226
Class F-2(3)	306	31	-	(4)	-	(4)	(7)	(1)	299	30
Class 529-A	18,460	1,847	494		49		(4,790)	(479)	14,164	1,417
Class 529-B	1,065	107	19		2		(107)	(11)	977	98
Class 529-C	4,501	451	76		7		(589)	(59)	3,988	399
Class 529-E	716	71	21		2		(158)	(16)	579	57
Class 529-F-1	2,254	226	70		7		(247)	(25)	2,077	208
Class R-1	2,383	237	24		3		(2,937)	(293)	(530)	(53)
Class R-2	3,944	394	69		7		(958)	(95)	3,055	306
Class R-3	5,802	579	97		10		(3,174)	(316)	2,725	273
Class R-4	1,744	175	10		1		(160)	(16)	1,594	160
Class R-5	131,200	13,138	1,605		161		(3,090)	(309)	129,715	12,990
Total net increase
(decrease)	$1,231,766	123,228	$19,118		1,915		$(376,604)	(37,677)	$874,280	87,466

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.
(4)Amount less than one thousand.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,733,117,000 and $620,349,000, respectively, during the year ended August 31, 2009.

8. Subsequent events

As of October 13, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)
	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)
Class A:
Year ended 8/31/2009	$9.90	$.17		$.14	$.31	$(.19)	$10.02	3.22%	$2,357,579	.66%		.66%		1.80%
Year ended 8/31/2008	9.99	.36		(.06)	.30	(.39)	9.90	2.99	814,940	.73		.63		3.62
Period from 10/2/2006 to 8/31/2007	10.00	.41		(.01)	.40	(.41)	9.99	4.04	238,855	.77	(5)	.64	(5)	4.57	(5)
Class B:
Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.44	78,949	1.42		1.41		1.04
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.23	22,889	1.46		1.37		2.81
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.98	4,654	1.47	(5)	1.36	(5)	3.86	(5)
Class C:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.40	219,256	1.47		1.46		1.00
Year ended 8/31/2008	9.99	.28		(.06)	.22	(.31)	9.90	2.17	69,104	1.52		1.43		2.71
Period from 11/6/2006 to 8/31/2007	10.00	.31		(.02)	.29	(.30)	9.99	2.92	8,295	1.56	(5)	1.44	(5)	3.78	(5)
Class F-1:
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.16	155,568	.72		.71		1.77
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	73,826	.78		.69		3.57
Period from 11/1/2006 to 8/31/2007	10.02	.37		(.04)	.33	(.36)	9.99	3.36	22,256	.80	(5)	.67	(5)	4.56	(5)
Class F-2:
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.40	227,308	.41		.41		1.87
Period from 8/19/2008 to 8/31/2008	9.92	-	(6)	(.01)	(.01)	(.01)	9.90	(.10)	299	.02		.02		.09
Class 529-A:
Year ended 8/31/2009	9.90	.16		.14	.30	(.18)	10.02	3.09	76,623	.79		.78		1.66
Year ended 8/31/2008	9.99	.34		(.06)	.28	(.37)	9.90	2.85	22,074	.86		.77		3.53
Period from 11/3/2006 to 8/31/2007	10.00	.36		(.02)	.34	(.35)	9.99	3.51	8,112	.90	(5)	.78	(5)	4.44	(5)
Class 529-B:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	5,780	1.54		1.54		.88
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.08	1,186	1.61		1.52		2.69
Period from 11/2/2006 to 8/31/2007	10.02	.30		(.04)	.26	(.29)	9.99	2.67	223	1.66	(5)	1.54	(5)	3.66	(5)
Class 529-C:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.31	23,078	1.54		1.54		.89
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.09	5,299	1.61		1.52		2.70
Period from 11/3/2006 to 8/31/2007	10.00	.30		(.02)	.28	(.29)	9.99	2.87	1,358	1.64	(5)	1.52	(5)	3.71	(5)
Class 529-E:
Year ended 8/31/2009	9.90	.14		.14	.28	(.16)	10.02	2.83	4,311	1.04		1.03		1.40
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.61	975	1.11		1.00		3.33
Period from 12/1/2006 to 8/31/2007	10.03	.31		(.04)	.27	(.31)	9.99	2.70	404	1.14	(5)	1.02	(5)	4.22	(5)

Class 529-F-1:
Year ended 8/31/2009	$9.90	$.19		$.14	$.33	$(.21)	$10.02	3.34%	$8,226	.54%		.53%		1.92%
Year ended 8/31/2008	9.99	.37		(.06)	.31	(.40)	9.90	3.13	2,921	.60		.50		3.76
Period from 11/16/2006 to 8/31/2007	10.00	.37		(.02)	.35	(.36)	9.99	3.59	872	.59	(5)	.49	(5)	4.76	(5)
Class R-1:
Year ended 8/31/2009	9.90	.10		.14	.24	(.12)	10.02	2.41	3,250	1.45		1.45		1.07
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.15	1,853	1.52		1.43		2.95
Period from 12/26/2006 to 8/31/2007	10.01	.26		(.03)	.23	(.25)	9.99	2.36	2,402	1.56	(5)	1.40	(5)	3.84	(5)
Class R-2:
Year ended 8/31/2009	9.90	.09		.14	.23	(.11)	10.02	2.34	15,270	1.55		1.51		.92
Year ended 8/31/2008	9.99	.27		(.06)	.21	(.30)	9.90	2.14	4,048	1.69		1.47		2.78
Period from 12/8/2006 to 8/31/2007	10.01	.27		(.02)	.25	(.27)	9.99	2.54	1,032	2.10	(5)	1.42	(5)	3.82	(5)
Class R-3:
Year ended 8/31/2009	9.90	.13		.14	.27	(.15)	10.02	2.78	12,548	1.10		1.09		1.39
Year ended 8/31/2008	9.99	.32		(.06)	.26	(.35)	9.90	2.58	4,359	1.10		1.01		3.31
Period from 11/22/2006 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.92	1,669	1.17	(5)	1.06	(5)	4.18	(5)
Class R-4:
Year ended 8/31/2009	9.90	.17		.14	.31	(.19)	10.02	3.13	7,415	.75		.75		1.67
Year ended 8/31/2008	9.99	.35		(.06)	.29	(.38)	9.90	2.93	1,639	.79		.69		3.23
Period from 1/3/2007 to 8/31/2007	10.00	.30		(.01)	.29	(.30)	9.99	2.90	52	.94	(5)	.66	(5)	4.53	(5)
Class R-5:
Year ended 8/31/2009	9.90	.19		.14	.33	(.21)	10.02	3.43	9,201	.47		.45		2.18
Year ended 8/31/2008	9.99	.38		(.06)	.32	(.41)	9.90	3.20	133,016	.48		.42		3.50
Period from 1/4/2007 to 8/31/2007	10.01	.31		(.02)	.29	(.31)	9.99	2.94	4,390	.56	(5)	.42	(5)	4.83	(5)
Class R-6:
Period from 5/7/2009 to 6/15/2009(7)	9.93	.02		(.05)	(.03)	(.02)	9.88	(.30)	-	.04		.04		.20

	Year ended August 31
	2009	2008	For the period 10/2/2006 (8) to 8/31/2007
Portfolio turnover rate for all classes of shares	60%	28%	15%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Annualized.
(6)Amount less than $.01.
(7)The last date the share class had assets through the fund's fiscal year ended August 31, 2009.
(8)Commencement of operations.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Short-Term Bond Fund of America, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary  investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short-Term Bond Fund of America, Inc. (the "Fund") at August 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
October 13, 2009

Tax information
                                                                                                             unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended August 31, 2009:

U.S. government income that may be exempt from state taxation	$9,866,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Shareholders should consult their tax advisers.

...

Short-Term Bond Fund of America, Inc.

Part C
Other Information

Item 23. Exhibits for Registration Statement (1940 Act No. 811-21928 and 1933 Act No. 333-135770)

(a)
Articles of Incorporation – Articles of Incorporation previously filed (see Pre-Effective filing dated 7/14/06); Articles of Amendment and Certificate of Correction – previously filed (see Pre-Effective Amendment No. 3 filed 9/26/06); and Articles Supplementary as filed with the State of Maryland 5/29/08 – previously filed (see P/E Amendment No. 2 filed 7/1/08; and No. 4 filed 4/8/09)

(b)	By-laws – By-laws as amended 9/17/09

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see Pre-Effective Amendment No. 3 filed 9/26/06)

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement dated 11/1/09

(e)
Underwriting Contracts – Form of Selling Group Agreement, Form of Institutional Selling Group Agreement, Form of Bank/Trust Participation Agreement for Class F Shares, Form of Amendment to Selling Group Agreement effective 11/1/06; Form of Amendment to Institutional Selling Group Agreement effective 11/1/06 - previously filed (see Pre-Effective Amendment No. 3 filed 9/26/06); Form of Amendment to Selling Group Agreement effective 2/1/07 –  previously filed (see P/E Amendment No. 1 filed 10/31/07); Form of Amendment to Institutional Selling Group Agreement effective 2/1/07 –  previously filed (see P/E Amendment No. 1 filed 10/31/07); Form of Amendment to Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 3 filed 10/31/08); Form of Amendment to Institutional Selling Group Agreement effective 10/1/08 – previously filed (see P/E Amendment No. 3 filed 10/31/08); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 3 filed 10/31/08); Form of Amendment to Class F Share Participation Agreement effective 8/1/08 – previously filed (see P/E Amendment No. 3 filed 10/31/08); Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 3 filed 10/31/08); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 8/1/08 – previously filed (see P/E Amendment No. 3 filed 10/31/08); Form of Amended and Restated Principal Underwriting Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09); Form of Amendment to Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09); Form of Amendment to Institutional Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09); Form of Amendment to Class F Share Participation Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09); and Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/08 – previously filed (see P/E Amendment No. 2 filed 7/1/08)

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 1 filed 10/31/07)

(h)
Other Material Contracts - Form of Shareholder Services Agreement dated 10/1/06; Form of Indemnification Agreement dated 9/21/06 – previously filed (see Pre-Effective Amendment No. 3 filed 9/26/06); Form of Amendment to Shareholder Services Agreement dated 11/1/06 –  previously filed (see P/E Amendment No. 1 filed 10/31/07); Form of Amendment of Amended Shareholder Services Agreement dated 11/1/08 – previously filed (see P/E Amendment No. 4 filed 4/8/09); and Form of Amended and Restated Administrative Services Agreement effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09)

(i)	Legal Opinion – Legal Opinion – previously filed (see Pre-Effective Amendment No. 3 filed 9/26/06; P/E Amendment No. 2 filed 7/1/08; and No. 4 filed 4/8/09)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted financial statements - none

(l)	Initial capital agreements

(m)
Rule 12b-1 Plan – Forms of Plans of Distribution – Class A Plan of Distribution; Classes B, C, F, Class 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4 dated 10/31/06 –  previously filed (see P/E Amendment No. 1 filed 10/31/07); and Forms of Amendment to Plan of Distribution – Class F-1 and Class 529-F-1 dated 6/16/08 – previously filed (see P/E Amendment No. 2 filed 7/1/08)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan effective 5/1/09 – previously filed (see P/E Amendment No. 4 filed 4/8/09)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005

Item 24.                      Persons Controlled by or Under Common Control with the Fund

None

Item 25.                      Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities.  However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason  of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that:  (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b).  This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted).  A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Article VIII of the Registrant's Articles of Incorporation and Article V of the Registrant’s By-Laws as well as the indemnification agreements that the Registrant has entered into with each of its directors who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and directors against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                      Business and Other Connections of the Investment Adviser

None

Item 27.                      Principal Underwriters

(a)           American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Director, Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Director, Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
SNO	Michael J. Franchella	Assistant Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
SNO	John P. Raney	Assistant Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)           None

Item 28.                      Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, CA 92618 and/or 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, CA 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                      Management Services

None

Item 30.                      Undertakings

n/a
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 29th day of October, 2009.

SHORT-TERM BOND FUND OF AMERICA, INC.

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Vice Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 29, 2009, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer
	/s/ David A. Hoag	President
(David A. Hoag)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Directors:
	Richard G. Capen, Jr.*	Director
	H. Frederick Christie*	Director
	James G. Ellis*	Director
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Director
	/s/ Abner D. Goldstine	Vice Chairman and Director
(Abner D. Goldstine)
	/s/ Paul G. Haaga, Jr.	Vice Chairman and Director
(Paul G. Haaga, Jr.)
	R. Clark Hooper*	Director
	Laurel B. Mitchell*	Director
	Richard G. Newman*	Director
	Frank M. Sanchez*	Director
	Margaret Spellings*	Director
	Steadman Upham*	Director
*By: /s/ Kimberly S. Verdick
(Kimberly S. Verdick, pursuant to a power of attorney filed herewith)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

/s/ Timothy W. McHale
 (Timothy W. McHale)

POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Capen
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard Karl C. Grauman M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Brian D. Bullard M. Susan Gupton David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Laurel B. Mitchell, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Laurel B. Mitchell
Laurel B. Mitchell, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
     (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 2nd day of June, 2009.
         (City, State)

/s/ Margaret Spellings
Margaret Spellings, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	M. Susan Gupton Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A or Form N-14, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or Form N-14 or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 15th day of June, 2009.
     (City, State)

/s/ Steadman Upham
Steadman Upham, Board member